UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Optimum Large Cap Growth Fund

June 30, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 94.82%²
Consumer Discretionary – 16.97%
†Amazon.com	114,622	$12,523,599
†*ArvinMeritor	29,000	379,900
†*AutoZone	7,500	1,449,150
†*CarMax	37,900	754,210
±Carnival	28,600	926,632
*Coach	40,600	1,483,930
Costco Wholesale	22,500	1,233,675
†*DIRECTV Class A	112,591	3,819,087
†*Disney (Walt)	229,663	7,234,385
†eBay	150,150	2,944,442
*Expedia	89,950	1,689,261
*Fastenal	29,600	1,485,624
†*Hertz Global Holdings	130,000	1,229,800
Home Depot	147,531	4,141,195
†*IAC/InterActiveCorp	204,900	4,501,653
†Kohl's	68,100	3,234,750
†Lear	25,250	1,671,550
†Liberty Media Interactive Class A	101,300	1,063,650
Lowe's	202,950	4,144,239
*Marriott International Class A	56,280	1,685,023
McDonald's	172,677	11,374,234
McGraw-Hill	23,100	650,034
†*MGM MIRAGE	61,600	593,824
*NIKE Class B	118,454	8,001,568
Nordstrom	77,818	2,504,961
†*O'Reilly Automotive	16,900	803,764
Phillips-Van Heusen	37,400	1,730,498
†*priceline.com	21,032	3,712,989
*Regal Entertainment Group Class A	26,250	342,300
Starbucks	93,300	2,267,190
*Starwood Hotels & Resorts Worldwide	24,000	994,320
*Tiffany & Co	44,429	1,684,303
*TJX	93,145	3,907,433
Wal-Mart Stores	109,300	5,254,051
Western Union	44,600	664,986
*Wyndham Worldwide	99,350	2,000,909
*Wynn Resorts	34,703	2,646,798
		106,729,917
Consumer Staples – 1.71%
PepsiCo	102,350	6,238,232
Philip Morris International	69,050	3,165,252
Procter & Gamble	22,852	1,370,663
		10,774,147
Energy – 6.61%
†Cameron International	29,500	959,340
Chevron	89,000	6,039,540
ConocoPhillips	54,500	2,675,405
Devon Energy	55,400	3,374,968
*EOG Resources	83,827	8,246,061
†*FMC Technologies	17,300	911,018
Halliburton	45,250	1,110,888
Murphy Oil	9,900	490,545
Nexen (Canada)	181,298	3,566,132
Peabody Energy	105,250	4,118,433
Petroleo Brasiliero ADR	52,600	1,567,480
†Plains Exploration & Production	61,200	1,261,332
*Schlumberger	92,300	5,107,882
Suncor Energy (Canada)	55,100	1,622,144
†Transocean (Switzerland)	11,800	546,694
		41,597,862
Financial Services – 12.13%
American Express	115,021	4,566,334
Bank of America	208,500	2,996,145
BM&F Bovespa (Brazil)	275,100	1,783,197
CME Group	5,300	1,492,215
DuPont Fabros Technology	11,050	271,388
Franklin Resources	19,800	1,706,562
Goldman Sachs Group	18,853	2,474,833
†IntercontinentalExchange	14,100	1,593,723
Invesco	79,200	1,332,936
JPMorgan Chase	372,262	13,628,511

*MasterCard Class A	38,550	7,691,882
MetLife	41,750	1,576,480
Morgan Stanley	44,750	1,038,648
Northern Trust	30,700	1,433,690
NYSE Euronext	27,600	762,588
PNC Financial Services Group	109,029	6,160,139
Schwab (Charles)	68,700	974,166
Sun Life Financial (Canada)	23,300	611,994
Travelers	45,100	2,221,175
U.S. Bancorp	353,970	7,911,229
*Visa Class A	65,500	4,634,125
*Wells Fargo	367,126	9,398,425
		76,260,385
Health Care – 8.82%
Abbott Laboratories	91,550	4,282,709
Allergan	30,200	1,759,452
†Amgen	56,850	2,990,310
†*Auxilium Pharmaceuticals	30,300	712,050
Baxter International	77,850	3,163,824
†Celgene	15,300	777,546
†*Community Health Systems	16,250	549,413
Covidien (Ireland)	118,900	4,777,402
†Express Scripts	80,000	3,761,600
†*Health Management Associates Class A	135,000	1,048,950
†*Human Genome Sciences	74,650	1,691,569
†*Illumina	17,200	748,716
†*Insulet	69,000	1,038,450
†*Intuitive Surgical	3,200	1,009,984
Johnson & Johnson	52,020	3,072,301
†Life Technologies	28,100	1,327,725
McKesson	28,100	1,887,196
†Medco Health Solutions	116,150	6,397,541
*Merck	85,560	2,992,033
Pfizer	416,734	5,942,627
*Stryker	25,500	1,276,530
†Thermo Fisher Scientific	57,550	2,822,828
†WellPoint	15,700	768,201
†Zimmer Holdings	13,000	702,650
		55,501,607
Materials & Processing – 7.12%
Agnico-Eagle Mines (Canada)	7,800	474,084
Ball	54,100	2,858,103
BHP Billiton ADR	126,987	6,532,211
±BHP Billiton (Australia)	47,550	1,478,557
*Cliffs Natural Resources	50,800	2,395,728
*Dow Chemical	298,256	7,074,632
Freeport-McMoRan Copper & Gold Class B	5,300	313,389
Monsanto	66,098	3,055,050
Mosaic	11,750	458,015
*Potash Corp. of Saskatchewan (Canada)	26,256	2,264,317
*PPG Industries	63,963	3,864,005
Praxair	118,681	9,018,569
Precision Castparts	17,300	1,780,516
Yamana Gold (Canada)	310,650	3,199,695
		44,766,871
Producer Durables – 10.90%
*3M	56,500	4,462,935
*Automatic Data Processing	22,500	905,850
*Bucyrus International Class A	7,600	360,620
CSX	46,750	2,320,203
*Cummins	21,400	1,393,782
*Danaher	235,116	8,727,505
Deere	12,300	684,864
Emerson Electric	12,800	559,232
Expeditors International of Washington	32,200	1,111,222
FedEx	94,357	6,615,368
†*FTI Consulting	29,750	1,296,803
General Dynamics	90,892	5,322,635
Goodrich	22,800	1,510,500
*Ingersoll-Rand	89,100	3,073,059
Lockheed Martin	16,400	1,221,800
†McDermott International	33,800	732,108
Norfolk Southern	42,955	2,278,763
*PACCAR	27,100	1,080,477
*Republic Services	26,600	790,818
Rockwell Automation	15,000	736,350
Stanley Black & Decker	48,900	2,470,428
Towers Watson Class A	16,750	650,738
Tyco International (Switzerland)	150,550	5,303,877
Union Pacific	127,084	8,833,608
United Parcel Service Class B	83,350	4,741,782
United Technologies	21,550	1,398,811
		68,584,138

Technology – 30.37%
Accenture (Bermuda)	42,700	1,650,355
Activision Blizzard	290,900	3,051,541
†Adobe Systems	101,150	2,673,395
†*Akamai Technologies	29,200	1,184,644
†American Tower Class A	146,186	6,505,277
†Apple	166,218	41,808,814
ASML Holding	22,900	629,063
†Autodesk	11,800	287,448
†*Baidu ADR	143,590	9,775,607
*Broadcom Class A	115,200	3,798,144
†Cisco Systems	570,230	12,151,601
*Corning	77,100	1,245,165
†*Crown Castle International	137,342	5,117,363
†*Dolby Laboratories Class A	28,800	1,805,472
†*EMC	378,976	6,935,261
†*Focus Media Holding ADR	84,475	1,311,897
†Google Class A	41,633	18,524,603
†*GSI Commerce	159,200	4,584,960
*Hewlett-Packard	333,400	14,429,552
International Business Machines	33,800	4,173,624
†*Juniper Networks	59,600	1,360,072
†*Lam Research	84,050	3,198,943
†Marvell Technology Group (Bermuda)	691,050	10,890,948
†*McAfee	21,000	645,120
Microsoft	206,500	4,751,565
†NICE Systems ADR	29,250	745,583
†*NVIDIA	60,000	612,600
†*ON Semiconductor	152,550	973,269
Oracle	223,750	4,801,675
QUALCOMM	170,900	5,612,356
†*salesforce.com	5,600	480,592
±Samsung Electronics (Republic of Korea)	908	568,912
†SanDisk	17,800	748,846
†*Sina (China) (Hong Kong Exchange)	120,250	4,240,015
†*Skyworks Solutions	184,900	3,104,471
†Synopsys	53,850	1,123,850
±Tencent Holdings (China) (Hong Kong Exchange)	93,200	1,544,018
†Yahoo	288,000	3,983,040
		191,029,661
Utilities – 0.19%
†*Leap Wireless International	19,800	257,004
†*MetroPCS Communications	39,900	326,781
†*NII Holdings	19,250	626,010
		1,209,795
Total Common Stock (cost $603,810,292)		596,454,383

Limited Partnership – 0.04%
*Magellan Midstream Partners	5,957	278,490
Total Limited Partnership (cost $196,246)		278,490

Preferred Stock – 0.16%
Wells Fargo 8.00%	38,550	998,060
Total Preferred Stock (cost $741,030)		998,060

	Principal
	Amount (U.S. $)
≠Short-Term Investments – 5.09%
Discount Notes – 3.87%
Federal Home Loan Bank
0.001% 7/1/10	$9,471,757	9,471,757
0.001% 7/6/10	7,103,818	7,103,797
0.01% 7/7/10	798,548	798,546
0.01% 7/15/10	3,204,611	3,204,586
0.05% 7/16/10	3,773,015	3,772,985
		24,351,671
U.S. Treasury Obligations – 1.22%
U.S. Treasury Bills
0.005% 7/1/10	4,161,701	4,161,701
0.045% 7/15/10	3,491,912	3,491,790
		7,653,491
Total Short-Term Investments (cost $32,005,183)		32,005,162

Total Value of Securities Before Securities Lending Collateral – 100.11%
(cost $636,752,751)		629,736,095

	Number of
	Shares
Securities Lending Collateral** – 7.88%
Investment Companies
Mellon GSL DBT II Collateral Fund	46,991,447	46,991,447
BNY Mellon SL DB II Liquidating Fund	2,557,649	2,499,846
†@Mellon GSL Reinvestment Trust II	1,053,295	44,765
Total Securities Lending Collateral (cost $50,602,391)		49,536,058

Total Value of Securities – 107.99%
(cost $687,355,142)		679,272,153	©
Obligation to Return Securities Lending Collateral** – (8.04%)		(50,602,391)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.05%		337,451
Net Assets Applicable to 67,051,529 Shares Outstanding – 100.00%		$629,007,213

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*Fully or partially on loan.
±Security is being valued based on international fair value pricing. At June 30, 2010, the aggregate amount of international fair value priced securities was $4,518,119, which represented 0.72% of the Fund’s net assets. See Note 1 in "Notes."
@Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $44,765, which represented 0.01% of the Fund’s net assets. See Note 5 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes."
©Includes $50,078,730 of securities loaned.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Large Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2007 – March 31, 2010), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund expects to declare and pay dividends from net investment income, if any, annually. The Fund expects to declare and pay distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes.

2. Investments
At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$704,527,367
Aggregate unrealized appreciation	35,321,290
Aggregate unrealized depreciation	(60,576,504)
Net unrealized depreciation	$(25,255,214)

For federal income tax purposes, at March 31, 2010, capital loss carryforwards of $157,655,383 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $77,826,014 expires in 2017 and $79,829,369 expires in 2018.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$592,214,754	$4,518,119	$-	$596,732,873
Short-Term	7,653,491	24,351,671	-	32,005,162
Securities Lending Collateral	46,991,447	2,499,846	44,765	49,536,058
Preferred Stock	-	998,060	-	998,060
Total	$646,859,692	$32,367,696	$44,765	$679,272,153

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 3/31/10	$44,765
Net change in unrealized
appreciation/depreciation	-
Balance as of 6/30/10	$44,765

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/10	$-

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. There were no foreign currency exchange contracts outstanding at June 30, 2010.

4. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2010, the value of securities on loan was $50,078,730, for which the Fund received collateral, comprised of securities collateral valued at $697,332, and cash collateral of $50,602,391. At June 30, 2010, the value of invested collateral was $49,536,058. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum Large Cap Value Fund

June 30, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.73%
Consumer Discretionary – 10.90%
Advance Auto Parts	39,010	$1,957,522
*†Apollo Group Class A	8,800	373,736
Best Buy	89,500	3,030,470
*Brinker International	60,200	870,492
*CBS Class B	230,300	2,977,779
*Comcast Class A	307,700	5,344,749
*Disney (Walt)	142,470	4,487,805
Foot Locker	194,700	2,457,114
*Gap	290,400	5,651,183
Hasbro	36,350	1,493,985
Home Depot	289,350	8,122,054
Johnson Controls	34,380	923,791
*Lennar Class A	323,912	4,505,616
McDonald's	13,280	874,754
NIKE Class B	48,000	3,242,400
Omnicom Group	91,700	3,145,310
†*Pulte Homes	119,180	986,810
*Regal Entertainment Group Class A	381,400	4,973,456
*Sherwin-Williams	43,830	3,032,598
*Staples	51,820	987,171
Time Warner	65,800	1,902,278
Wal-Mart Stores	37,850	1,819,450
		63,160,523
Consumer Staples – 10.00%
Altria Group	79,750	1,598,190
CVS Caremark	181,941	5,334,510
±Diageo (United Kingdom)	248,326	3,899,900
*General Mills	70,570	2,506,646
Kellogg	58,270	2,930,981
Kimberly-Clark	116,850	7,084,616
Kraft Foods Class A	304,450	8,524,600
±Nestle (Switzerland)	82,240	3,965,517
PepsiCo	50,240	3,062,128
Philip Morris International	186,610	8,554,202
Procter & Gamble	40,876	2,451,715
*Sara Lee	390,900	5,511,690
Smucker (J.M.)	22,570	1,359,165
Walgreen	43,850	1,170,795
		57,954,655
Energy – 11.41%
Anadarko Petroleum	73,100	2,638,179
*Apache	47,160	3,970,400
Baker Hughes	137,800	5,728,346
Chevron	228,262	15,489,859
Devon Energy	129,830	7,909,244
*Ensco International (United Kingdom)	146,200	5,742,736
EOG Resources	26,070	2,564,506
Exxon Mobil	81,040	4,624,953
Hess	67,900	3,418,086
National Oilwell Varco	60,330	1,995,113
Noble	37,100	1,146,761
Occidental Petroleum	26,240	2,024,416
*Total ADR	95,030	4,242,139
†Transocean	30,170	1,397,776
Valero Energy	181,800	3,268,764
		66,161,278

Financials – 19.29%
ACE	16,360	842,213
Allstate	80,520	2,313,340
American Express	88,400	3,509,480
Ameriprise Financial	122,810	4,437,125
Annaly Mortgage Management	201,700	3,459,155
Aon	63,620	2,361,574
Bank of America	375,550	5,396,654
Bank of New York Mellon	312,766	7,722,193
Blackstone Group	259,250	2,478,430
Chubb	40,320	2,016,403
Goldman Sachs Group	65,990	8,662,507
JPMorgan Chase	455,547	16,677,575
*MasterCard Class A	8,820	1,759,855
†MBIA	268,800	1,507,968
MetLife	200,920	7,586,739
Morgan Stanley	258,300	5,995,143
New York Community Bancorp	285,600	4,361,112
PNC Financial Services Group	52,930	2,990,545
Prudential Financial	67,270	3,609,708
Regions Financial	61,350	403,683
State Street	171,640	5,804,865
Travelers	253,183	12,469,262
Wells Fargo	213,330	5,461,248
		111,826,777
Health Care – 9.54%
Abbott Laboratories	124,100	5,805,398
Becton, Dickinson	37,530	2,537,779
*†Genzyme	54,700	2,777,119
±GlaxoSmithKline (United Kingdom)	71,840	1,220,194
Johnson & Johnson	144,100	8,510,546
Medtronic	99,870	3,622,285
Merck	41,860	1,463,844
Pfizer	864,845	12,332,689
±Roche Holding (Switzerland)	6,830	940,093
†St. Jude Medical	47,360	1,709,222
*†Tenet Healthcare	492,430	2,137,146
†Thermo Fisher Scientific	86,910	4,262,936
*†Waters	23,190	1,500,393
*†Watson Pharmaceuticals	159,600	6,474,972
		55,294,616
Industrials – 13.38%
3M	44,540	3,518,215
*Avery Dennison	155,000	4,980,150
Canadian National Railway	25,680	1,473,518
CSX	24,600	1,220,898
Danaher	41,050	1,523,776
Eaton	27,640	1,808,762
General Electric	384,300	5,541,606
Honeywell International	211,480	8,254,064
Lockheed Martin	165,480	12,328,260
Northrop Grumman	105,900	5,765,196
Stanley Black & Decker	34,817	1,758,955
*Textron	277,700	4,712,569
Tyco Electronics	308,400	7,827,192
Tyco International	195,100	6,873,373
United Technologies	96,710	6,277,446
*Waste Management	118,900	3,720,381
		77,584,361
Information Technology – 9.50%
Accenture Class A	153,120	5,918,088
Analog Devices	42,800	1,192,408
CA	170,800	3,142,720
†Cisco Systems	60,810	1,295,861
†Dell	198,800	2,397,528
Dun & Bradstreet	25,580	1,716,930
*Hewlett-Packard	21,680	938,310
Intel	520,210	10,118,085
International Business Machines	116,240	14,353,315
†Motorola	682,300	4,448,596
Oracle	224,930	4,826,998
†Symantec	221,300	3,071,644

*Western Union	109,120	1,626,979
		55,047,462
Materials – 5.94%
*Air Products & Chemicals	41,990	2,721,372
*Alcoa	415,700	4,181,942
*duPont (E.I.) deNemours	247,500	8,561,025
*MeadWestvaco	196,100	4,353,420
Packaging Corp. of America	343,800	7,570,476
†PPG Industries	49,530	2,992,107
*United States Steel	104,750	4,038,113
		34,418,455
Telecommunications – 5.66%
AT&T	706,260	17,084,429
*Qwest Communications International	1,224,600	6,429,150
±Vodafone Group (United Kingdom)	2,196,397	4,524,751
*Windstream	452,600	4,779,456
		32,817,786
Utilities – 3.11%
American Electric Power	161,530	5,217,420
Centerpoint Energy	18,900	248,724
Dominion Resources	96,346	3,732,444
Entergy	15,750	1,128,015
NextEra Energy	29,220	1,424,767
PG&E	66,870	2,748,357
PPL	54,640	1,363,268
Public Service Enterprise Group	68,910	2,158,950
		18,021,945
Total Common Stock (cost $622,287,783)		572,287,858

Convertible Preferred Stock – 0.09%
†PPL 9.50%	9,830	509,587
Total Convertible Preferred Stock (cost $491,500)		509,587

	Principal
	Amount (U.S. $)
≠Short-Term Investments – 1.08%
Discount Notes – 0.85%
Federal Home Loan Bank
0.001% 7/1/10	$1,449,698	1,449,694
0.001% 7/6/10	162,962	162,962
0.01% 7/7/10	653,975	653,970
0.01% 7/15/10	728,215	728,209
0.05% 7/16/10	1,932,931	1,932,931
		4,927,766
U.S. Treasury Obligations – 0.23%
U.S. Treasury Bills
0.005% 7/1/10	4,161,701	849,291
0.045% 7/15/10	3,491,912	502,104
		1,351,395
Total Short-Term Investments (cost $6,279,162)		6,279,161

Total Value of Securities Before Securities Lending Collateral – 99.90%
(cost $629,058,445)		579,076,606

	Number of
	Shares
Securities Lending Collateral** – 8.75%
Investment Companies
Mellon GSL DBT II Collateral Fund	48,893,940	48,893,940
BNY Mellon SL DB II Liquidating Fund	1,802,425	1,761,690
†@Mellon GSL Reinvestment Trust II	1,049,762	44,615
Total Securities Lending Collateral (cost $51,746,127)		50,700,245

Total Value of Securities – 108.65%
(cost $680,804,572)		629,776,851	©
Obligation to Return Securities Lending Collateral** – (8.93%)		(51,746,127)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.28%		1,608,003
Net Assets Applicable to 67,932,572 Shares Outstanding – 100.00%		$579,638,727

*Fully or partially on loan.
†Non income producing security.
±Security is being valued based on international fair value pricing. At June 30, 2010, the aggregate amount of international fair value priced securities was $14,550,455, which represented 2.51% of the Fund’s net assets. See Note 1 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes."
@Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $44,615, which represented 0.01% of the Fund's net assets. See Note 5 in “Notes.”
©Includes $50,237,859 of securities loaned.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) - Optimum Large Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2007 – March 31, 2010), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund expects to declare and pay dividends from net investment income, if any, annually. The Fund expects to declare and pay distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes.

2. Investments
At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$694,395,361
Aggregate unrealized appreciation	22,714,621
Aggregate unrealized depreciation	(87,333,131)
Net unrealized depreciation	$(64,618,510)

For federal income tax purposes, at March 31, 2010, capital loss carryforwards of $175,020,048 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $55,991,912 expires in 2017 and $119,028,136 expires in 2018.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$557,737,403	$14,550,455	$-	$572,287,858
Short-Term	1,351,395	4,927,766	-	6,279,161
Securities Lending Collateral	48,893,940	1,761,690	44,615	50,700,245
Convertible Preferred Stock	-	509,587	-	509,587
Total	$607,982,738	$21,749,498	$44,615	$629,776,851

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 3/31/10	$44,615
Net change in unrealized
appreciation/depreciation	-
Balance as of 6/30/10	$44,615

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/10	$-

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. There were no foreign currency exchange contracts outstanding at June 30, 2010.

4. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2010, the value of securities on loan was $50,237,859, for which cash collateral was received and invested in accordance with the lending agreement. At June 30, 2010, the value of invested collateral was $50,700,245. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2010. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum Small-Mid Cap Growth Fund

June 30, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 95.71%
Consumer Discretionary – 21.78%
*Aaron's	22,499	$384,058
Abercrombie & Fitch Class A	29,000	890,010
†AerCap Holdings	45,700	474,366
†AnnTaylor Stores	23,000	374,210
*†ArvinMeritor	108,500	1,421,350
*†Avis Budget Group	31,300	307,366
†Bally Technologies	28,500	923,115
bebe Stores	13,500	86,400
*Brunswick	56,000	696,080
†Carter's	62,290	1,635,113
*†Cavco Industries	31,600	1,111,688
*†Central European Distribution	28,730	614,247
†Charm Communications ADR	16,200	122,472
*†Charming Shoppes	75,000	281,250
*†Cheesecake Factory	45,000	1,001,700
*Chico's FAS	75,500	745,940
†Children's Place Retail Stores	18,570	817,451
*†Coldwater Creek	36,400	122,304
*†Constant Contact	10,000	213,300
*†CROCS	111,400	1,178,612
†DG FastChannel	13,300	433,314
†Dick's Sporting Goods	33,770	840,535
†Drew Industries	19,600	395,920
*†Focus Media Holding ADR	75,930	1,179,193
*†Gaylord Entertainment	49,500	1,093,455
†Grand Canyon Education	61,730	1,446,334
*†Group 1 Automotive	11,890	279,772
†Hanesbrands	65,880	1,585,073
HEICO Class A	8,000	215,600
*†Hertz Global Holdings	133,510	1,263,005
†Home Inns & Hotels Management ADR	15,110	589,894
*†ITT Educational Services	8,100	672,462
*†J. Crew Group	22,500	828,225
*Jarden	64,520	1,733,651
*†Life Time Fitness	22,400	712,096
*†LKQ	15,300	294,984
Localiza Rent a Car	90,710	1,043,793
*†Lululemon Athletica	31,600	1,176,152
±Navitas	162,091	629,204
*P.F. Chang's China Bistro	4,500	178,425
†Penn National Gaming	72,610	1,677,291
*†Pier 1 Imports	37,500	240,375
*†Pinnacle Entertainment	74,500	704,770
*Pool	67,500	1,479,600
*†Rue21	4,000	121,360
†Rush Enterprises Class A	109,290	1,460,114
*†Saks	67,500	512,325
*†Shutterfly	10,500	251,580
†Sonic	58,460	453,065
*Strayer Education	4,400	914,716
*†Talbots	49,000	505,190
*†Team Health Holdings	44,181	570,819
†Tempur-Pedic International	44,660	1,373,295
*†Texas Roadhouse	12,300	155,226
Thor Industries	30,600	726,750
*†TiVo	36,400	268,632
*†True Religion Apparel	24,500	540,715
*†Urban Outfitters	31,750	1,091,883
*†Vail Resorts	13,500	471,285
†VistaPrint	26,710	1,268,458
*†Wabash National	114,780	816,086
*†Wet Seal Class A	55,000	200,750
*†Winnebago Industries	51,313	510,051
*†WMS Industries	6,000	235,500
*Wyndham Worldwide	42,770	861,388
		47,403,343
Consumer Staples – 1.67%
*Diamond Foods	16,000	657,600
*†Green Mountain Coffee Roasters	70,500	1,811,850
Herbalife	25,300	1,165,065
		3,634,515
Energy – 4.23%
*†Atwood Oceanics	65,000	1,658,800

*†Carrizo Oil & Gas	18,000	279,540
*Core Laboratories	8,500	1,254,685
*†Dresser-Rand Group	9,020	284,581
†Dril-Quip	22,280	980,766
*†FMC Technologies	32,500	1,711,450
*Houston America Energy	30,000	295,800
*†Northern Oil & Gas	19,000	243,960
*†Oasis Petroleum	3,300	47,850
*†Oceaneering International	22,550	1,012,495
*†Quicksilver Resources	49,200	541,200
*†Rosetta Resources	11,000	217,910
*SM Energy	15,000	602,400
†Tesco	6,700	82,276
		9,213,713
Financial Services – 8.75%
*†AmeriCredit	24,900	453,678
Associated Banc-Corp	42,100	516,146
Assured Guaranty	48,660	645,718
Berkshire Hills Bancorp	25,500	496,740
*BioMed Realty Trust	95,600	1,538,204
*Corporate Office Properties Trust	33,500	1,264,960
*DCT Industrial Trust	46,000	207,920
Extra Space Storage	56,600	786,740
First Busey	72,800	329,784
*Global Payments	3,500	127,890
†Greene Bancshares	8,400	107,268
†Guaranty Bancorp	63,000	66,780
*Henry (Jack) & Associates	9,700	231,636
K-Fed Bancorp	76,000	690,080
Kite Realty Group Trust	170,000	710,600
Lakeland Financial	19,300	385,614
*Macerich	26,307	981,777
MB Financial	60,000	1,103,400
*†MF Global Holdings	86,500	493,915
Sandy Spring Bancorp	31,100	435,711
SL Green Realty	29,500	1,623,680
†Stifel Financial	19,645	852,397
†SVB Financial Group	27,500	1,133,825
TCF Financial	38,300	636,163
Tower Group	15,000	322,950
Trico Bancshares	22,000	372,460
Valley National Bancorp	91,350	1,244,187
†ViewPoint Financial Group	50,500	699,425
Whitney Holding	20,000	185,000
Wilmington Trust	15,300	169,677
*†World Acceptance	6,000	229,860
		19,044,185
Health Care – 16.03%
*†Accretive Health	24,500	324,135
*†Acorda Therapeutics	18,000	559,980
*†Affymax	29,100	174,018
†Alexion Pharmaceuticals	21,500	1,100,585
*†Alkermes	59,310	738,410
*†Allos Therapeutics	65,500	401,515
*†AMAG Pharmaceuticals	25,480	875,238
*†American Medical System Holdings	83,730	1,852,108
*†Amylin Pharmaceuticals	12,000	225,600
*†Anthera Pharmaceuticals	20,000	107,200
*†Array Biopharma	70,000	213,500
†Auxilium Pharmaceuticals	30,900	726,150
*†BioMarin Pharmaceuticals	16,600	314,736
*†Cepheid	23,000	368,460
†Cubist Pharmaceuticals	15,380	316,828
†Cyberonics	15,100	357,568
†eResearch Technology	31,300	246,644
†Fleury	89,400	986,619
*†Gen-Probe	5,000	227,100
*†HealthSouth	46,930	878,060
*†Human Genome Sciences	14,500	328,570
†ICON ADR	35,000	1,011,150
*†Idenix Pharmaceuticals	33,600	168,000
*†IDEXX Laboratories	9,000	548,100
*†Illumina	9,000	391,770
†Immucor	14,700	280,035
*†Incyte	68,600	759,402
*†Isis Pharmaceuticals	33,800	323,466
*Lincare Holdings	57,495	1,869,162
†Medicines	12,500	95,125
*†Mednax	4,000	222,440
*†Micromet	44,550	277,992
*†Nanosphere	20,000	87,200
*†Nektar Therapeutics	30,000	363,000
*†NPS Pharmaceuticals	58,300	375,452

†Onyx Pharmaceuticals	38,120	823,011
†Orthofix International	16,000	512,800
*Owens & Minor	54,490	1,546,426
†Parexel International	71,370	1,547,302
*Pharmaceutical Product Development	83,270	2,115,893
†Pharmasset	19,400	530,396
*†PSS World Medical	34,000	719,100
*Quality Systems	7,500	434,925
*†Regeneron Pharmaceuticals	38,260	853,963
*†RehabCare Group	43,740	952,657
*†Salix Pharmaceuticals	26,730	1,043,272
*†Seattle Genetics	101,790	1,220,462
*†Sirona Dental Systems	9,000	313,560
†SXC Health Solutions	31,330	2,294,922
*†United Therapeutics	4,500	219,645
†Volcano	64,989	1,418,060
*†XenoPort	24,000	235,440
		34,877,152
Materials & Processing – 3.03%
*Acuity Brands	28,500	1,036,830
Albemarle	10,600	420,926
*†Beacon Roofing Supply	95,260	1,716,586
*†Codexis	19,500	170,820
*Greif Class A	4,700	261,038
±Huabao International Holdings	252,740	323,047
*Kaydon	13,300	437,038
*Silgan Holdings	57,480	1,631,282
*†Trex	14,170	284,675
†United States Lime & Minerals	8,000	308,160
		6,590,402
Producer Durables – 15.10%
†Advisory Board	800	34,368
Albany International	10,000	161,900
Allegiant Travel	23,880	1,019,437
AMETEK	37,000	1,485,550
*†Bristow Group	12,000	352,800
†CAI International	38,300	455,770
Copa Holdings Class A	27,570	1,219,145
*†Corrections Corp. of America	121,560	2,319,365
*Donaldson	48,900	2,085,585
ESCO Technologies	11,200	288,400
†ExlService Holdings	32,000	549,440
*GATX	30,700	819,076
*†GrafTech International	35,000	511,700
†H&E Equipment Services	67,300	504,077
*Heartland Express	42,000	609,840
*Herman Miller	53,300	1,005,771
Hunt (J.B.) Transport Services	29,420	961,151
Kennametal	8,000	203,440
*Knoll	129,660	1,723,181
*†Lexmark International Class A	23,570	778,517
*McGrath Rentcorp	12,000	273,360
*†Mettler-Toledo International	25,500	2,846,566
*†Moog Class A	19,600	631,708
*Nordson	47,000	2,635,760
*†Old Dominion Freight Line	45,520	1,599,573
*†Oshkosh	20,500	638,780
*Overseas Shipholding Group	34,420	1,274,917
Pentair	17,000	547,400
*†Quanta Services	38,300	790,895
Regal-Beloit	28,020	1,562,956
†SYKES Enterprises	69,346	986,794
*Toro	11,500	564,880
*Trinity Industries	19,970	353,868
†=@∏Vermillion PIPE	8,111	94,918
*World Fuel Services	21,500	557,710
*†Zebra Technologies	16,000	405,920
		32,854,518
Technology – 23.48%
†AboveNet	8,500	401,030
†Actuate	50,000	222,500
†Acxiom	14,000	205,660
Amphenol Class A	28,400	1,115,552
†ANSYS	39,000	1,582,230
*†Applied Micro Circuits	121,390	1,272,167
†Art Technology Group	198,000	677,160
*†Atmel	116,000	556,800
*†Blackboard	11,000	410,630
*†Blue Coat Systems	35,000	715,050
†Celestica	111,520	898,851
*†Concur Technologies	53,480	2,282,526
†Crown Castle International	56,000	2,086,560
*†Entegris	124,500	494,265

*†Entravision Communications Class A	50,000	105,500
*†Equinix	15,362	1,247,702
*†Finisar	115,280	1,717,672
*†FLIR Systems	17,000	494,530
*†GSI Commerce	81,030	2,333,664
†Hackett Group	30,500	85,705
*†II-VI	34,800	1,031,124
*†Informatica	121,580	2,903,330
*†Integrated Device Technology	89,000	440,550
†IPG Photonics	71,000	1,081,330
†Microsemi	67,000	980,210
*†Monolithic Power Systems	34,000	607,240
*†Multi-Fineline Electronix	5,400	134,784
*†Netezza	103,180	1,411,502
*†NETGEAR	16,000	285,440
*†NetLogic Microsystems	43,190	1,174,768
†NICE Systems ADR	11,000	280,390
*†ON Semiconductor	164,000	1,046,320
†Plexus	49,140	1,314,004
*†Polycom	110,070	3,278,985
*Power Integrations	27,640	889,870
*†QLogic	77,950	1,295,529
*†RF Micro Devices	56,650	221,502
*†Riverbed Technology	34,580	955,100
*†Rovi	24,300	921,213
†Salem Communications Class A	33,000	122,430
†Sanmina-SCI	137,310	1,868,789
*†SBA Communications Class A	46,500	1,581,465
*†Skyworks Solutions	118,430	1,988,440
*†SRA International Class A	39,500	776,965
*†Stratasys	18,000	442,080
*†SuccessFactors	54,700	1,137,213
*†Supertex	41,000	1,011,060
*†Trimble Navigation	27,600	772,800
*†Tyler Technologies	9,100	141,232
*†Virtusa	85,411	796,885
*†Websense	68,310	1,291,059
		51,089,363
Utilities – 1.64%
†PAETEC Holding	255,000	869,550
*†tw telecom Class A	162,000	2,702,160
		3,571,710
Total Common Stock (cost $201,576,532)		208,278,901

Exchange-Traded Fund – 1.48%
*iShares Russell 2000 Growth Index Fund	48,400	3,222,472
Total Exchange-Traded Fund (cost $3,569,226)		3,222,472

Warrants – 0.00%
†=Isoray, exercise price $5.00, expiration date 3/22/11	28,000	0
†=#@Medicure PIPE 144A	74,014	0
Total Warrants (cost $0)		0

	Principal
	Amount (U.S. $)
≠Short-Term Investments – 2.45%
Discount Notes – 1.86%
Federal Home Loan Bank
0.001% 7/1/10	$1,518,706	1,518,706
0.001% 7/6/10	1,139,029	1,139,026
0.01% 7/7/10	128,040	128,039
0.01% 7/15/10	513,829	513,824
0.05% 7/16/10	748,638	748,632
		4,048,227
U.S. Treasury Obligations – 0.59%
U.S. Treasury Bills
0.005% 7/1/10	667,289	667,289
0.045% 7/15/10	604,563	604,542
		1,271,831
Total Short-Term Investments (cost $5,320,059)		5,320,058

Total Value of Securities Before Securities Lending Collateral – 99.64%
(cost $210,465,817)		216,821,431

	Number of
	Shares
Securities Lending Collateral** – 11.32%
Investment Companies
Mellon GSL DBT II Collateral Fund	23,582,684	23,582,684
BNY Mellon SL DBT II Liquidating Fund	1,044,719	1,021,108
@†Mellon GSL Reinvestment Trust II	510,265	21,686
Total Securities Lending Collateral (cost $25,137,668)		24,625,478

Total Value of Securities – 110.96%
(cost $235,603,485)	241,446,909	©
Obligation to Return Securities Lending Collateral** – (11.55%)	(25,137,668)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.59%	1,296,661
Net Assets Applicable to 21,614,485 Shares Outstanding – 100.00%	$217,605,902

*Fully or partially on loan.
†Non income producing security.
±Security is being valued based on international fair value pricing. At June 30, 2010, the aggregate amount of international fair value priced securities was $952,251, which represented 0.44% of the Fund's net assets. See Note 1 in "Notes."
=Security is being fair valued in accordance with the Fund's fair valuation policy. At June 30, 2010, the aggregate amount of fair valued securities was $94,918, which represented 0.04% of the Fund's net assets. See Note 1 in "Notes."
@Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $116,604, which represented 0.05% of the Fund's net assets. See Note 5 in "Notes."
∏Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2010, the aggregate amount of restricted securities was $94,918 or 0.04% of the Fund's net assets. See Note 5 in “Notes.”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2010, the aggregate amount of Rule 144A securities was $0, which represented 0.00% of the Fund's net assets. See Note 5 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes.”
©Includes $24,530,220 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
AUD – Australian Dollar
BRL – Brazilian Real
PIPE – Private Investment in Public Equity
USD – United States Dollar

1The following foreign currency exchange contracts were outstanding at June 30, 2010:

Foreign Currency Exchange Contracts

					Unrealized
					Appreciation
Contracts to Deliver		In Exchange For		Settlement Date	(Depreciation)
AUD	(746,000)	USD	622,402	10/5/10	$2,154
BRL	(2,671)	USD	1,475	7/1/10	(5)
					$2,149

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2007 – March 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund expects to declare and pay dividends from net investment income, if any, annually. The Fund expects to declare and pay distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes.

2. Investments
At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$236,307,362
Aggregate unrealized appreciation	21,492,447
Aggregate unrealized depreciation	(16,352,900)
Net unrealized appreciation	$5,139,547

For federal income tax purposes, at March 31, 2010, capital loss carryforwards of $19,926,636 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $15,427,746 expires in 2017 and $4,498,890 expires in 2018.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$207,231,732	$952,251	$94,918	$208,278,901
Exchange-Traded Fund	3,222,472	-	-	3,222,472
Short-Term	1,271,831	4,048,227	-	5,320,058
Securities Lending Collateral	23,582,684	1,021,108	21,686	24,625,478
Total	$235,308,719	$6,021,586	$116,604	$241,446,909

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Securities
	Common	Lending
	Stock	Collateral	Total
Balance as of 3/31/10	$209,872	$21,686	$231,558
Net change in unrealized
appreciation/depreciation	(114,954)	-	(114,954)
Balance as of 6/30/10	$94,918	$21,686	$116,604

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/10	$(114,954)	$-	$(114,954)

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2010, the value of securities on loan was $24,530,220, for which the Fund received collateral, comprised of securities collateral valued at $62,620, and cash collateral of $25,137,668. At June 30, 2010, the value of invested collateral was $24,625,478. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2010. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum Small-Mid Cap Value Fund

June 30, 2010

	Number of
	Shares	Value
Common Stock – 93.69%
Basic Industry – 18.21%
*AAON	61,825	$1,441,141
Airgas	19,300	1,200,460
Albany International	137,400	2,224,506
*Albemarle	30,400	1,207,184
*AMETEK	23,500	943,525
Aptargroup	33,900	1,282,098
Ashland	14,000	649,880
Brady Class A	28,800	717,696
Carlisle	21,300	769,569
*Cliffs Natural Resources	12,600	594,216
Crane	44,800	1,353,408
Cytec Industries	27,800	1,111,722
*Dover	34,000	1,420,860
*Eastman Chemical	33,800	1,803,568
*Federal Signal	115,000	694,600
*†Ferro	189,600	1,397,352
*FMC	27,000	1,550,610
*†Griffon	84,100	930,146
*Ingersoll-Rand	38,300	1,320,967
*Kaiser Aluminum	18,500	641,395
†KapStone Paper & Packaging	109,800	1,223,172
Lubrizol	4,000	321,240
Minerals Technologies	23,000	1,093,420
†Owens-Illnois	40,000	1,058,000
Packaging Corp. of America	27,200	598,944
Sonoco Products	59,400	1,810,512
Temple-Inland	30,800	636,636
*†Trex	36,800	739,312
US Ecology	87,457	1,274,249
		32,010,388
Business Services – 3.92%
Courier	44,760	546,520
*Deluxe	22,000	412,500
*Donnelley (R.R.) & Sons	64,800	1,060,776
Ennis	82,890	1,244,179
*Fair Isaac	66,050	1,439,230
†School Specialty	40,000	722,800
*†WESCO International	43,800	1,474,745
		6,900,750
Capital Spending – 10.44%
*Acuity Brands	39,500	1,437,010
*†Advanced Energy Industries	96,325	1,183,834
*†AGCO	45,000	1,213,650
Gardner Denver	26,800	1,195,012
Gorman-Rupp	18,500	463,425
Graham	78,689	1,179,548
*Granite Construction	43,700	1,030,446
Harsco	25,000	587,500
Hubbell Class B	21,300	845,397
IDEX	26,700	762,819

*†Insituform Technologies Class A	35,000	716,800
*Kennametal	80,100	2,036,944
Stanley Black & Decker	34,200	1,727,784
Tennant	38,988	1,318,574
Tyco International	26,700	940,641
†URS	31,100	1,223,785
*†Wabash National	68,330	485,826
		18,348,995
Consumer Cyclical – 7.02%
*Barnes Group	110,000	1,802,900
*†BorgWarner	35,600	1,329,304
*Ethan Allen Interiors	133,800	1,871,862
*†Exide Technologies	59,890	311,428
*Hooker Furniture	111,252	1,185,946
*Knoll	121,000	1,608,090
†Lear	17,600	1,165,120
*Leggett & Platt	27,000	541,620
†Navistar International	27,700	1,362,840
Tupperware Brands	29,200	1,163,620
		12,342,730
Consumer Services – 7.35%
†BJ's Wholesale Club	37,100	1,373,071
*†Collective Brands	115,800	1,829,640
*Foot Locker	145,600	1,837,472
*†GameStop Class A	33,000	620,070
*†Genesco	24,500	644,595
*†Gymboree	33,500	1,430,785
*†Jos. A. Bank Clothiers	25,500	1,376,745
PETsMART	20,700	624,519
†Rush Enterprises Class A	52,800	705,408
†Signet Jewelers	45,700	1,256,750
*Sturm Ruger	84,792	1,215,069
		12,914,124
Consumer Staples – 2.60%
*†Chiquita Brands International	93,373	1,134,482
Dr Pepper Snapple Group	17,800	665,542
Molson Coors Brewing Class B	21,600	914,976
Smucker (J.M.)	21,200	1,276,664
*Supervalu	54,000	585,360
		4,577,024
Energy – 5.84%
*Cabot Oil & Gas	37,900	1,187,028
*Frontier Oil	90,500	1,217,225
Gulf Island Fabrication	55,460	860,739
Laclede Group	38,198	1,265,500
†Newpark Resources	254,850	1,541,843
†Plains Exploration & Production	58,100	1,197,441
*†Rowan	56,500	1,239,610
Southern Union	55,500	1,213,230
*†Vaalco Energy	96,930	542,808
		10,265,424
Financial Services – 12.34%
American Equity Investment Life Holding	167,120	1,724,679
Aspen Insurance Holdings	46,600	1,152,884
AXIS Capital Holdings	40,800	1,212,576
Commerce Bancshares	32,655	1,175,253
Dime Community Bancshares	126,750	1,562,828
East West Bancorp	76,700	1,169,675
Eaton Vance	42,000	1,159,620
First Niagara Financial Group	46,400	581,392
†FPIC Insurance Group	54,372	1,394,642
†Hallmark Financial Services	121,914	1,213,044

HCC Insurance Holdings	46,900	1,161,244
Horace Mann Educators	110,950	1,697,535
Hudson City Bancorp	104,000	1,272,960
Lazard Class A	39,300	1,049,703
†Nara Bancorp	30,200	254,586
Old National Bancorp	12,150	125,874
Safety Insurance Group	17,500	647,850
*Suffolk Bancorp	51,645	1,597,896
Transatlantic Holdings	11,200	537,152
Willis Group Holdings	33,300	1,000,665
		21,692,058
Health Care – 4.54%
Beckman Coulter	5,000	301,450
*†Conmed	26,400	491,832
*DENTSPLY International	38,600	1,154,526
*†Laboratory Corp. of America Holdings	17,500	1,318,625
*†LifePoint Hospitals	31,720	996,008
*†Natus Medical	18,100	294,849
*†RehabCare Group	53,326	1,161,440
*†Talecris Biotherapeutics Holdings	52,100	1,099,310
*Universal Health Services Class B	30,300	1,155,945
		7,973,985
Real Estate – 0.70%
*Equity Lifestyle Properties	13,100	631,813
*Healthcare Realty Trust	27,400	601,978
		1,233,791
Technology – 17.61%
*†Alliant Techsystems	19,800	1,228,788
*Altera	26,200	650,022
Amphenol Class A	15,100	593,128
*†CACI International Class A	24,700	1,049,256
†Checkpoint Systems	120,600	2,093,616
Cohu	93,748	1,137,163
*†CommScope	52,200	1,240,794
*Diebold	24,600	670,350
Ducommun	60,970	1,042,587
†Esterline Technologies	31,000	1,470,950
*†Fairchild Semiconductor International	81,800	687,938
*†Flextronics International	405,599	2,271,355
*Gentex	68,900	1,238,822
Harris	20,000	833,000
*†InterDigital	49,500	1,222,155
*†Intermec	39,800	407,950
†LeCroy	50,000	239,500
*†McAfee	39,500	1,213,440
Methode Electronics	121,679	1,185,153
*†Quest Software	69,700	1,257,388
*†Rudolph Technologies	182,072	1,374,644
*†STEC	78,600	987,216
*†Stratasys	33,800	830,128
*†Teradyne	72,600	707,850
†Thermo Fisher Scientific	35,800	1,755,990
*†VASCO Data Security International	216,478	1,335,669
*†Vishay Intertechnology	168,700	1,305,738
†Western Digital	30,600	922,896
		30,953,486
Transportation – 1.23%
*Alexander & Baldwin	35,500	1,057,190
SkyWest	90,860	1,110,309
		2,167,499
Utilities – 1.89%
*DPL	51,500	1,230,850

*DTE Energy	16,600	757,126
*Wisconsin Energy	26,400	1,339,536
		3,327,512
Total Common Stock (cost $152,358,472)		164,707,766

	Principal
	Amount
≠Short-Term Investments – 6.97%
Discount Notes – 5.42%
Federal Home Loan Bank
0.001% 7/1/10	$3,751,419	3,751,419
0.001% 7/6/10	2,813,564	2,813,556
0.01% 7/7/10	316,275	316,275
0.01% 7/15/10	1,269,230	1,269,220
0.05% 7/16/10	1,381,553	1,381,542
		9,532,012
U.S. Treasury Obligations – 1.55%
U.S. Treasury Bills
0.005% 7/1/10	1,648,299	1,648,299
0.045% 7/15/10	1,076,419	1,076,381
		2,724,680
Total Short-Term Investments (cost $12,256,698)		12,256,692

Total Value of Securities Before Securities Lending Collateral – 100.66%
(cost $164,615,170)		176,964,458

	Number of
	Shares
Securities Lending Collateral** – 7.33%
Investment Companies
Mellon GSL DBT II Collateral Fund	12,255,604	12,255,604
BNY Mellon SL DBT II Liquidating Fund	631,193	616,928
@†Mellon GSL Reinvestment Trust II	263,528	11,200
Total Securities Lending Collateral (cost $13,150,325)		12,883,732

Total Value of Securities – 107.99%
(cost $177,765,495)		189,848,190 ©
Obligation to Return Securities Lending Collateral** – (7.48%)		(13,150,325)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.51%)		(898,203)
Net Assets Applicable to 19,262,065 Shares Outstanding – 100.00%		$175,799,662

*Fully or partially on loan.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in "Notes."
@Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $11,200, which represented 0.01% of the Fund’s net assets. See Note 4 in “Notes.”
©Includes $13,052,812 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) - Optimum Small-Mid Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2007 – March 31, 2010), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2010, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund expects to declare and pay dividends from net investment income, if any, annually. The Fund expects to declare and pay distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes.

2. Investments
At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$179,459,637
Aggregate unrealized appreciation	19,934,148
Aggregate unrealized depreciation	(9,545,595)
Net unrealized appreciation	$10,388,553

For federal income tax purposes, at March 31, 2010, capital loss carryforwards of $32,557,155 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $4,705,463 expires in 2017 and $27,851,692 expires in 2018.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$164,707,766	$-	$-	$164,707,766
Short-Term	2,724,680	9,532,012	-	12,256,692
Securities Lending Collateral	12,255,604	616,928	11,200	12,883,732
Total	$179,688,050	$10,148,940	$11,200	$189,848,190

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 3/31/10	$11,200
Net change in unrealized
appreciation/depreciation	-
Balance as of 6/30/10	$11,200

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/10	$-

3. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2010, the value of securities on loan was $13,052,812, for which the Fund received collateral, comprised of securities collateral valued at $222,700, and cash collateral of $13,150,325. At June 30, 2010, the value of invested collateral was $12,883,732. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2010. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum International Fund

June 30, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock– 91.65%Δ
Australia – 3.45%
±Amcor	193,446	$1,030,499
±Foster's Group	277,387	1,313,228
±QBE Insurance Group	69,861	1,059,572
±Telstra	649,037	1,768,270
±Wesfarmers	39,047	932,835
		6,104,404
Austria – 0.26%
±*Erste Group Bank	14,400	456,924
		456,924
Belgium – 0.53%
±Ageas	70,263	156,370
±w†Ageas Strip VVPR	48,482	59
±Anheuser-Busch InBev	16,300	783,790
		940,219
Brazil – 1.45%
AmBev ADR	2,700	272,727
*Banco Santander Brasil ADR	19,700	203,501
BM&F Bovespa	38,300	248,260
*Cemig ADR	35,255	517,191
†Hypermarcas	43,600	559,191
*Vale ADR	31,300	762,155
		2,563,025
Canada – 7.98%
Barrick Gold	22,300	1,012,246
Baytex Energy Trust	23,500	702,020
Bombardier Class B	219,100	996,190
Canadian National Railway	14,900	853,968
Canadian Natural Resources	34,300	1,138,393
Canadian Pacific Railway	13,700	734,356
Cenovus Energy	35,400	911,188
Crescent Point Energy	22,700	792,421
Eldorado Gold	50,000	896,195
Enbridge	13,300	619,459
Magna International Class A	9,900	653,004
Niko Resources	5,400	502,258
†Pacific Rubiales Energy	29,800	667,946
Pan American Silver	34,700	877,216
Royal Bank of Canada	11,800	562,010
†Silver Wheaton	29,500	592,950
Suncor Energy	14,000	412,043
*Toronto-Dominion Bank	9,200	596,163
*TransaCanada	17,900	598,797
		14,118,823
■China – 4.17%
±Cheung Kong Holdings	70,000	807,828
±China Construction Bank Class H	678,500	546,184
±China Merchants Bank Class H	260,900	624,131
±China Mobile	50,800	504,827
*CNOOC ADR	2,900	493,493
*†Focus Media Holding ADR	26,600	413,098
±Hang Seng Bank	20,800	278,094
±Hong Kong Electric Holdings	124,500	741,534
±Jardine Matheson Holdings	15,200	531,967
*†Melco Crown Entertainment ADR	118,500	443,190
±New World Development	289,900	470,623
±Orient Overseas International	68,700	491,076
±REXLot Holdings	3,089,400	282,724
±Wing Hang Bank	31,900	311,443
±Want Want China Holdings	521,300	437,577
		7,377,789
Denmark – 0.82%
±FLSmidth	16,600	1,071,371
±TrygVesta	7,300	384,631
		1,456,002
Finland – 0.45%
±Fortum	27,100	594,913
±UPM-Kymmene	14,840	196,487
		791,400

France – 7.05%
±*AXA	17,500	267,371
±*BNP Paribas	10,400	559,574
±*Cap Gemini	11,400	501,066
±*Carrefour	40,524	1,607,618
±Compagnie de Saint-Gobain	22,448	836,583
±*France Telecom	69,274	1,201,650
±*GDF Suez	22,200	631,655
±wGDF Suez Strip VVPR	8,820	11
±*Sanofi-Aventis	20,568	1,238,856
±*Societe Generale	26,403	1,086,544
±*Total	67,785	3,026,089
±Unibail-Rodamco	2,800	456,387
±*Vinci	13,882	576,451
±Vivendi	24,300	493,867
		12,483,722
Germany – 6.40%
±Bayerische Motoren Werke	12,200	593,866
±Deutsche Boerse	3,500	212,570
±Deutsche Lufthansa	70,100	971,305
±Deutsche Post	61,300	896,068
*±Deutsche Telekom	153,599	1,817,022
*±Fresenius Medical Care	18,400	993,069
±Gerry Weber International	13,904	401,115
±Merck	12,200	896,393
±RWE	36,558	2,396,409
SAP ADR	16,300	722,090
±Siemens	12,800	1,147,397
±Software	2,700	277,601
		11,324,905
Gibraltar – 0.09%
±†PartyGaming	51,000	164,142
		164,142
India – 0.13%
*Sterlite Industries India ADR	16,400	233,536
		233,536
Indonesia – 0.35%
±Adaro Energy	2,849,500	619,265
		619,265
Ireland – 0.36%
±Experian	73,294	637,259
		637,259
Israel – 0.27%
Teva Pharmaceutical Industries ADR	9,200	478,308
		478,308
Italy – 1.60%
±Assicurazioni Generali	1	17
±*Benetton Group	39,500	263,505
±*Fondiaria-Sai	30,100	281,762
±Intesa Sanpaolo	507,525	1,336,776
±Parmalat	173,800	404,001
±*UniCredit	244,483	540,849
		2,826,910
Japan – 17.63%
±Air Water	42,800	467,433
±Amada	106,100	697,620
±Asahi Breweries	23,900	405,005
±Astellas Pharma	49,100	1,645,595
±Bridgestone	36,100	570,981
±Canon	56,200	2,095,136
±Chiba Bank	55,100	332,739
±DA Office Investment	40	88,816
±Hitachi High-Technologies	21,700	398,761
±Honda Motor	27,600	810,920
±HOYA	25,500	542,734
±ITOCHU	97,900	765,546
±*Japan Prime Realty Investment	100	210,708
*±Japan Tobacco	220	684,635
±JSR	31,900	536,001
±Kamigumi	54,000	414,472
±Kao	79,300	1,866,366
±KDDI	310	1,478,090
±Konica Minolta Holdings	56,100	539,850
±Marubeni	153,900	789,176
±Matsui Securities	33,500	204,602
±Mitsubishi UFJ Financial Group	113,500	515,516

±Mizuho Securities	124,000	276,539
±Nikon	30,000	517,161
±Nippon Yusen	190,200	693,336
±Nitto Denko	15,400	505,315
±Nomura Holdings	82,900	453,051
±*NSK	185,000	1,285,213
±NTT Data	200	738,447
±Panasonic	36,600	457,148
±Sekisui House	43,000	367,862
±Seven & I Holdings	74,500	1,707,374
±Sumitomo Heavy Industries	116,500	683,762
±Sumitomo Mitsui Financial Group	19,900	563,376
±T&D Holdings	27,600	590,321
±Takeda Pharmaceutical	43,400	1,864,673
±*Tokio Marine Holdings	64,400	1,693,545
±Toyota Motor	26,000	893,578
±West Japan Railway	240	877,897
±Zeon	165,800	971,754
		31,201,054
Malaysia – 0.72%
±AMMB Holdings	318,500	488,661
±CIMB Group Holdings	363,000	782,411
		1,271,072
Mexico – 0.65%
Fomento Economico Mexicano ADR	13,200	569,580
Grupo Mexico Class B	244,600	580,676
		1,150,256
Netherlands – 2.26%
±*†Aegon	99,600	529,101
±*Corio	2,300	111,699
±†ING Groep CVA	175,438	1,298,438
±Koninklijke	36,200	461,462
±Reed Elsevier	90,238	999,037
†VimpelCom ADR	30,900	499,962
±*Wereldhave	1,300	96,478
		3,996,177
New Zealand – 0.17%
±Telecom Corp. of New Zealand	236,362	304,248
		304,248
Philippines – 0.26%
Philippine Long Distance Telephone ADR	9,000	458,730
		458,730
Republic of Korea – 0.34%
±Samsung Electronics	960	601,493
		601,493
Singapore – 2.25%
±CapitaLand	113,200	288,612
±DBS Group Holdings	45,000	436,658
±Singapore Telecommunications	743,100	1,606,288
±*Straits Asia Resources	496,200	701,034
±*United Overseas Bank	69,000	959,782
		3,992,374
South Africa – 1.13%
AngloGold Ashanti ADR	15,300	660,654
±MTN Group	29,200	382,608
±Naspers	12,200	410,774
±Sasol	15,390	546,651
		2,000,687
Spain – 3.52%
±Banco Bilbao Vizcaya Argentaria	43,902	452,357
±Banco Santander	158,025	1,657,215
±*Iberdrola	243,527	1,368,867
±Inditex	8,000	456,208
±Telefonica	123,914	2,295,657
		6,230,304
Sweden – 0.63%
±*Nordea Bank	57,200	471,823
±Svenska Cellulosa Class B	54,900	645,892
		1,117,715
Switzerland – 6.19%
Alcon	2,900	429,751
±*Clariant	71,800	909,161
±Credit Suisse Group	11,700	439,888
±GAM Holding	10,800	116,711
±Givaudan	700	594,533
±Julius Baer Group	19,200	547,442
±Nestle	30,200	1,456,209
±Novartis	57,891	2,805,578

±†Swiss Life Holding	5,200	496,979
±Swiss Reinsurance	10,200	419,100
Tyco Electronics	26,500	672,570
±*UBS	27,300	361,665
±Zurich Financial Services	7,763	1,711,071
		10,960,658
Taiwan – 2.81%
*AU Optronics ADR	59,223	525,900
±†China Airlines	1,145,366	580,691
Chunghwa Telecom ADR	55,882	1,100,316
±†HON HAI Precision Industry	112,200	391,532
±Mega Financial Holding	611,600	325,106
*Siliconware Precision Industries ADR	78,900	422,115
±Taiwan Semiconductor Manufacturing	518,269	964,361
Taiwan Semiconductor Manufacturing ADR	67,401	657,834
		4,967,855
Thailand – 0.52%
±Bangkok Bank Public	76,600	292,769
±Banpu Public	33,800	626,013
		918,782
United Kingdom – 16.99%
±Aegis Group	239,800	380,378
±Antofagasta	64,700	752,132
±ARM Holdings	116,200	481,015
±†Aviva	72,145	335,311
±Barclays	151,900	606,188
±BG Group	68,066	1,013,138
±BP	222,932	1,067,166
±*†British Airways	312,200	907,307
±Britvic	108,700	769,528
±†Cairn Energy	105,300	646,148
±Compass Group	167,034	1,271,694
*±Domino's Pizza	87,000	491,308
±Firstgroup	142,900	775,318
±†GKN	235,100	404,074
±GlaxoSmithKline	157,938	2,682,559
±HSBC Holdings	115,107	1,051,714
±Imperial Tobacco Group	42,500	1,187,241
±†Inchcape	110,120	402,625
±Intercontinental Hotels Group	31,000	488,465
±International Power	97,600	435,599
±National Grid	99,800	728,639
±Next	13,200	393,277
±†Royal Bank of Scotland Group	971,300	591,565
±Royal Dutch Shell Class A	167,378	4,207,834
±Tesco	171,845	969,637
±Tullow Oil	39,500	588,043
±Unilever	96,810	2,588,844
±*Vedanta Resources	22,500	707,127
±Vodafone Group	982,501	2,024,029
*Vodafone Group ADR	23,400	483,678
±WPP Group	68,400	644,232
		30,075,813
United States – 0.22%
NII Holdings	12,100	393,492
		393,492
Total Common Stock (cost $180,636,091)		162,217,343

Preferred Stock– 0.38%
Germany – 0.38%
±Volkswagen	7,542	663,607
Total Preferred Stock (cost $667,584)		663,607

Warrant– 0.00%
±†Unione di Banche Italiane	20,000	401
Total Warrant (cost $0)		401

	Principal
	Amount (U.S. $)
≠Short-Term Investments – 6.22%
Discount Notes– 4.95%
Federal Home Loan Bank
0.001% 7/1/10	$3,518,575	3,518,576
0.001% 7/6/10	2,638,931	2,638,923
0.01% 7/7/10	296,645	296,644
0.01% 7/15/10	1,190,451	1,190,442
0.05% 7/16/10	1,108,564	1,108,555
		8,753,140

U.S. Treasury Obligations– 1.27%
U.S. Treasury Bills
0.005% 7/1/10	1,545,992	1,545,991
0.045% 7/15/10	709,482	709,457
		2,255,448
Total Short-Term Investments ($11,008,593)		11,008,588

Total Value of Securities Before Securities Lending Collateral – 98.25%
(cost $192,312,268)		173,889,939

	Number of
	Shares
Securities Lending Collateral** – 9.47%
Investment Companies
Mellon GSL DBT II Collateral Fund	15,831,693	15,831,693
BNY Mellon SL DB II Liquidating Fund	927,856	906,886
†@Mellon GSL Reinvestment Trust II	653,686	27,782
Total Securities Lending Collateral (cost $17,413,235)		16,766,361

Total Value of Securities – 107.72%
(cost $209,725,503)		190,656,300	©
Obligation to Return Securities Lending Collateral** – (9.84%)		(17,413,235)
Receivables and Other Assets Net of Liabilities (See Notes) – 2.12%		3,746,697
Net Assets Applicable to 20,009,078 Shares Outstanding – 100.00%		$176,989,762

ΔSecurities have been classified by country of origin.
±Security is being valued based on international fair value pricing. At June 30, 2010, the aggregate amount of international fair value priced securities was $135,960,530, which represented 76.82% of the Fund’s net assets. See Note 1 in "Notes."
*Fully or partially on loan.
wDividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
†Non income producing security.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes”
@Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $27,782, which represented 0.02% of the Fund’s net assets. See Note 5 in "Notes."
©Includes $15,887,794 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
CVA – Dutch Certificate
DKK – Danish Krone
EUR– European Monetary Unit
GBP– British Pound Sterling
HKD – Hong Kong Dollar
JPY – Japanese Yen
NOK – Norwegian Kroner
PLN – Polish Zloty
SEK – Swedish Krona
SGD – Singapore Dollar
STRIP VVPR – Dividend Coupon
USD – United States Dollar
ZAR – South African Rand

1The following foreign currency exchange contracts were outstanding at June 30, 2010:

Foreign Currency Exchange Contracts

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	6,637,000	USD	(5,676,181)	7/14/10	$(101,709)
AUD	(1,140,000)	USD	991,344	7/21/10	34,668
CAD	(755,000)	USD	734,522	7/14/10	25,326
CAD	(1,990,000)	USD	1,920,386	7/21/10	51,188
CHF	982,000	USD	(883,876)	7/21/10	27,499
CHF	(1,865,000)	USD	1,716,513	4/21/10	(14,358)
DKK	6,667,000	USD	(1,092,313)	7/2/10	2,250
DKK	3,051,000	USD	(504,061)	7/14/10	(3,142)
DKK	(6,667,000)	USD	1,092,345	7/21/10	(2,278)
EUR	(92,000)	USD	112,213)	7/2/10	(300)
EUR	(3,754,000)	USD	4,615,812	7/14/10	24,538
EUR	416,000	USD	(511,169)	7/21/10	(2,369)
GBP	(8,000)	USD	12,058	7/1/10	107
GBP	345,000	USD	(511.534)	7/21/10	3,818
HKD	371,000	USD	(47,652)	7/2/10	(9)
HKD	8,091,000	USD	(1,038,728)	7/14/10	360
HKD	(2,673,000)	USD	343,279	7/14/10	(2)
JPY	(4,410,990)	USD	49,752	7/1/10	(153)
JPY	(146,377,000)	USD	1,605,613	7/14/10	(50,794)
JPY	187,805,000	USD	(2,100,727)	7/21/10	24,720
NOK	11,235,000	USD	(1,755,097)	7/14/10	(29,895)
PLN	3,815,000	USD	(1,148,294)	7/14/10	(24,786)
SEK	2,041,000	USD	(264,008	7/14/10	(2,175)
SGD	2,705,000	USD	(1,941,980)	7/14/10	(9,042)
ZAR	8,057,000	USD	(1,057,624)	7/14/10	(10,670)
					$(57,208)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) - Optimum International Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2007 – March 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund expects to declare and pay dividends from net investment income, if any, annually. The Fund expects to declare and pay distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes.

2. Investments
At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$212,326,952
Aggregate unrealized appreciation	8,691,687
Aggregate unrealized depreciation	(30,362,339)
Net unrealized depreciation	$(21,670,652)

For federal income tax purposes, at March 31, 2010, capital loss carryforwards of $58,963,241 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $2,202,347 expires in 2017 and $56,760,894 expires in 2018.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$26,920,822	$135,296,521	$-	$162,217,343
Short-Term	2,255,448	8,753,140	-	11,008,588
Securities Lending Collateral	15,831,693	906,886	27,782	16,766,361
Other	-	664,008	-	664,008
Total	$45,007,963	$145,620,555	$27,782	$190,656,300

As a result of utilizing international fair value pricing at June 30, 2010, the majority of the portfolio was categorized as level 2 in the fair value hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securities
	Lending
	Collateral	Other	Total
Balance as of 3/31/10	$27,782	$55,030	$82,812
Transfer out of Level 3	-	(52,342)	(52,342)
Net change in unrealized
appreciation/depreciation	-	(2,688)	(2,688)
Balance as of 6/30/10	$27,782	$-	$27,782

Net change in unrealized
appreciation/depreciation
from investments
still held as of 6/30/10	$-	$(2,688)	$(2,688)

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2010, the value of securities on loan was $15,887,794, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2010, the value of invested collateral was $16,766,361. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum Fixed Income Fund

June 30, 2010

		Principal	Value
		Amount¡	(U.S. $)
Agency Collateralized Mortgage Obligations – 10.90%
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39	USD	25,446	$28,829
Series 2001-T8 A2 9.50% 7/25/41		13,597	14,610
Series 2002-T4 A3 7.50% 12/25/41		92,258	105,243
Series 2004-T1 1A2 6.50% 1/25/44		39,064	44,148
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26		23,430	26,024
Series 1999-19 PH 6.00% 5/25/29		657,923	720,117
Series 2001-14 Z 6.00% 5/25/31		47,198	52,696
Series 2002-90 A1 6.50% 6/25/42		17,923	19,853
Series 2002-90 A2 6.50% 11/25/42		67,957	75,273
Series 2003-122 AJ 4.50% 2/25/28		77,663	80,211
Series 2005-22 HE 5.00% 10/25/33		740,000	804,815
Series 2005-29 QD 5.00% 8/25/33		816,000	885,878
Series 2005-54 AK 4.50% 9/25/32		586,769	613,583
Series 2005-94 YD 4.50% 8/25/33		1,480,000	1,593,904
Series 2005-110 MB 5.50% 9/25/35		560,832	616,623
Series 2007-30 OE 0.881% 4/25/37		10,455,931	9,435,068
Series 2008-24 ZA 5.00% 4/25/38		16,782,161	17,614,885
•Series 2009-2 AS 5.35% 2/25/39		25,994,694	1,862,242
•Series 2009-68 SA 6.40% 8/25/39		3,192,325	291,721
Series 2009-94 AC 5.00% 11/25/39		400,000	432,990
Fannie Mae Whole Loan
Series 2004-W4 A5 5.50% 6/25/34		3,000,000	3,218,906
Series 2004-W9 2A1 6.50% 2/25/44		48,927	54,195
Series 2004-W11 1A2 6.50% 5/25/44		138,410	151,581
Series 2004-W15 1A1 6.00% 8/25/44		227,112	249,717
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		150,482	169,880
Series 2165 PE 6.00% 6/15/29		675,542	738,241
Series 2326 ZQ 6.50% 6/15/31		272,898	304,580
Series 2497 BM 5.00% 2/15/22		75,468	77,148
Series 2504 J 5.50% 5/15/16		127,252	127,466
Series 2557 WE 5.00% 1/15/18		732,415	799,386
Series 2662 MA 4.50% 10/15/31		133,072	139,462
Series 2755 LE 4.00% 9/15/30		557,000	589,416
Series 2762 LG 5.00% 9/15/32		2,000,000	2,170,080
Series 2802 NE 5.00% 2/15/33		700,000	760,448
Series 2827 TE 5.00% 4/15/33		1,335,000	1,455,561
Series 2840 OE 5.00% 2/15/33		1,800,000	1,941,511
Series 2864 PE 5.00% 6/15/33		1,095,000	1,185,509
Series 2869 BG 5.00% 7/15/33		224,000	242,218
Series 2881 TE 5.00% 7/15/33		1,080,000	1,180,704
Series 2889 OG 5.00% 5/15/33		117,000	125,954
Series 2890 PC 5.00% 7/15/30		265,000	280,093
Series 2890 PD 5.00% 3/15/33		1,265,000	1,366,066
Series 2893 PD 5.00% 2/15/33		65,000	69,317
Series 2915 KD 5.00% 9/15/33		447,000	483,999
Series 2938 ND 5.00% 10/15/33		1,050,000	1,133,512
Series 2939 PD 5.00% 7/15/33		665,000	715,645
Series 2941 XD 5.00% 5/15/33		2,690,000	2,891,236

Series 2987 KG 5.00% 12/15/34	1,430,000	1,552,336
Series 3022 MB 5.00% 12/15/28	240,648	249,478
Series 3131 MC 5.50% 4/15/33	445,000	482,043
Series 3143 BC 5.50% 2/15/36	8,000,000	8,623,751
Series 3145 LN 4.50% 10/15/34	1,132,598	1,225,078
•Series 3289 SA 6.40% 3/15/37	7,637,377	887,744
Series 3337 PB 5.50% 7/15/30	505,000	524,319
Series 3476 Z 5.50% 7/15/38	11,109,059	12,153,347
Series 3626 MA 5.00% 2/15/30	3,582,694	3,826,539
wFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43	31,221	34,582
Series T-58 2A 6.50% 9/25/43	17,219	19,120
•GNMA
Series 2007-64 AI 6.20% 10/20/37	28,583,347	3,263,372
Series 2008-65 SB 5.65% 8/20/38	10,088,043	821,551
Series 2009-2 SE 5.47% 1/20/39	26,508,074	1,987,538
Total Agency Collateralized Mortgage Obligations (cost $82,014,717)		93,591,342

Agency Mortgage-Backed Securities – 13.04%
Fannie Mae
5.50% 1/1/13	89,293	91,006
5.50% 3/1/37	492,912	526,677
5.50% 7/1/37	1,249,351	1,334,932
6.50% 8/1/17	70,312	76,387
•Fannie Mae ARM
3.044% 10/1/33	56,619	58,951
4.995% 8/1/35	218,383	232,722
5.148% 11/1/35	295,121	313,293
5.915% 8/1/37	481,894	519,461
5.88% 7/1/37	571,017	610,264
Fannie Mae Relocation 30 yr
5.00% 11/1/33	22,825	23,992
5.00% 1/1/34	89,614	94,196
5.00% 2/1/34	26,882	28,257
5.00% 8/1/34	79,997	84,088
5.00% 11/1/34	127,078	133,577
5.00% 4/1/35	173,185	182,041
5.00% 10/1/35	142,639	149,933
5.00% 1/1/36	379,993	399,424
Fannie Mae S.F. 15 yr
4.50% 8/1/18	599,886	640,724
4.50% 7/1/20	1,372,538	1,464,046
5.00% 5/1/21	158,476	170,449
Fannie Mae S.F. 15 yr TBA
4.00% 7/1/25	10,065,000	10,455,018
4.50% 7/1/25	1,135,000	1,197,248
5.50% 7/1/25	3,865,000	4,174,803
Fannie Mae S.F. 20 yr
5.50% 7/1/24	571,590	617,987
5.50% 10/1/24	177,939	192,382
5.50% 12/1/24	599,447	648,106
5.50% 8/1/28	3,191,975	3,437,943
Fannie Mae S.F. 30 yr
4.00% 2/1/40	5,948,790	6,032,753
4.50% 3/1/39	412,921	428,870
5.00% 12/1/36	404,265	429,106
5.00% 12/1/37	314,702	333,482
5.00% 1/1/38	507,655	537,948
5.00% 2/1/38	231,478	245,291
5.50% 12/1/32	380,182	410,264
5.50% 7/1/33	952,488	1,027,258
5.50% 12/1/33	145,393	156,806
*5.50% 4/1/34	2,239,442	2,414,444

5.50% 5/1/34	657,849	709,490
5.50% 6/1/34	786,361	846,862
5.50% 7/1/34	1,306,200	1,406,696
5.50% 2/1/35	3,859,299	4,160,628
5.50% 9/1/36	1,710,775	1,842,398
6.00% 9/1/36	397,556	432,678
6.00% 8/1/38	2,235,030	2,426,894
6.50% 11/1/33	29,014	32,321
6.50% 2/1/36	593,162	658,044
6.50% 3/1/36	966,776	1,065,778
6.50% 6/1/36	1,093,042	1,200,537
6.50% 2/1/38	1,330,333	1,458,802
7.00% 2/1/38	400,999	445,248
7.00% 3/1/38	678,956	753,877
7.50% 3/1/32	1,429	1,626
7.50% 4/1/32	5,147	5,858
7.50% 6/1/32	4,729	5,382
Fannie Mae S.F. 30 yr TBA
4.00% 7/1/40	4,395,000	4,450,623
4.50% 7/1/40	3,020,000	3,129,946
5.00% 7/1/40	12,600,000	13,330,408
6.00% 7/1/40	4,395,000	4,766,513
•Freddie Mac ARM
2.643% 12/1/33	115,764	120,157
3.417% 4/1/34	7,747	8,058
5.505% 2/1/38	1,290,690	1,383,917
5.68% 7/1/36	199,304	209,632
5.741% 5/1/37	746,850	794,853
Freddie Mac Relocation 30 yr 5.00% 9/1/33	3,549	3,733
Freddie Mac S.F. 15 yr
4.50% 5/1/20	753,254	802,767
5.00% 6/1/18	252,423	271,279
Freddie Mac S.F. 15 yr TBA 5.00% 7/1/25	4,500,000	4,796,720
Freddie Mac S.F. 20 yr
5.50% 10/1/23	463,121	502,109
5.50% 8/1/24	109,233	118,150
Freddie Mac S.F. 30 yr
5.00% 4/1/35	478,128	508,255
5.00% 7/1/38	576,411	610,627
6.50% 11/1/33	59,955	66,545
6.50% 1/1/35	348,635	387,824
6.50% 8/1/38	392,242	430,488
7.00% 1/1/38	350,177	390,266
Freddie Mac S.F. 30 yr TBA
5.00% 7/1/40	1,035,000	1,094,674
5.50% 7/1/40	4,260,000	4,570,848
6.00% 7/1/40	7,550,000	8,194,105
6.50% 7/1/40	2,755,000	3,019,739
GNMA I S.F. 30 yr 7.00% 12/15/34	561,439	626,214
GNMA II 6.00% 4/20/34	35,986	39,589
Total Agency Mortgage-Backed Securities (cost $108,302,323)		111,955,287

Commercial Mortgage-Backed Securities – 2.80%
#American Tower Trust 144A
Series 2007-1A AFX 5.42% 4/15/37	420,000	451,923
Series 2007-1A D 5.957% 4/15/37	120,000	126,230
Bank of America Commercial Mortgage Securities
•Series 2004-3 A5 5.412% 6/10/39	415,000	439,990
•Series 2005-1 A5 5.147% 11/10/42	1,620,000	1,717,285
•Series 2005-6 A4 5.178% 9/10/47	1,615,000	1,729,207
Series 2006-4 A4 5.634% 7/10/46	595,000	611,493

Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	875,000	919,765
•Series 2005-T20 A4A 5.149% 10/12/42	1,835,000	1,961,657
•Series 2006-PW12 A4 5.723% 9/11/38	895,000	960,333
Series 2006-PW14 A4 5.201% 12/11/38	1,000,000	1,022,795
Series 2007-PW15 A4 5.331% 2/11/44	630,000	617,254
•Series 2007-PW16 A4 5.717% 6/11/40	320,000	325,636
wCommercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/14/34	100,145	100,975
•Series 2005-C6 A5A 5.116% 6/10/44	550,000	577,866
Series 2006-C7 A2 5.69% 6/10/46	260,000	264,526
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.549% 2/15/39	140,000	147,458
#Crown Castle Towers Series 2006-1A B 144A 5.362% 11/15/36	675,000	698,331
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	325,000	342,949
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	570,000	601,249
Series 2005-GG4 A4 4.761% 7/10/39	510,000	518,000
Series 2005-GG4 A4A 4.751% 7/10/39	1,215,000	1,256,998
•Series 2006-GG6 A4 5.553% 4/10/38	500,000	514,458
•#Series 2007-GG10 J 144A 5.808% 8/10/45	1,956,000	32,274
•Greenwich Capital Commercial Funding
Series 2004-GG1 A7 5.317% 6/10/36	265,000	283,269
Series 2006-GG7 A4 5.888% 7/10/38	1,140,000	1,191,623
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	420,000	439,827
Series 2002-C2 A2 5.05% 12/12/34	465,000	491,303
Series 2003-C1 A2 4.985% 1/12/37	130,000	136,353
•Series 2005-LDP5 A4 5.195% 12/15/44	500,000	531,849
Series 2007-LDPX A3 5.42% 1/15/49	1,140,000	1,114,083
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31	245,000	259,816
Series 2004-C1 A4 4.568% 1/15/31	720,000	737,010
•Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31	14,786	14,809
Series 2007-IQ14 A4 5.692% 4/15/49	325,000	313,495
*Series 2007-T27 A4 5.649% 6/13/42	1,310,000	1,372,341
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.336% 2/15/33	100,000	100,527
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	585,000	587,516
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48	555,000	567,787
Total Commercial Mortgage-Backed Securities (cost $23,809,362)		24,080,260

Convertible Bonds – 1.25%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	540,000	515,699
Alaska Communications Systems Group 5.75% exercise price $12.90, expiration date 3/1/13	305,000	290,131
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	415,000	351,713
Amgen 0.375% exercise price $79.48, expiration date 2/1/13	425,000	421,813
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	245,000	191,100
Bristow Group 3.00% exercise price $77.34, expiration date 6/14/38	366,000	295,088
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	559,000	405,974
#Digital Realty Trust 144A 5.50% exercise price $43.00, expiration date 4/15/29	115,000	164,809
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	85,000	79,475
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14	275,000	288,063
Health Care REIT 4.75% exercise price $50.00, expiration date 7/15/27	395,000	422,650
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37	591,000	506,043
Intel 2.95% exercise price $31.14, expiration date 12/15/35	300,000	286,500
International Game Technology 3.25% exercise price $19.97, expiration date 5/1/14	267,000	293,700
*Jefferies Group 3.875% exercise price $39.20, expiration date 11/1/29	307,000	289,348
L-3 Communications Holdings 3.00% exercise price $98.94, expiration date 8/1/35	5,000	5,025
*Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	585,000	492,863
Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11	101,000	97,213
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30	320,000	321,574
LifePoint Hospitals 3.25% exercise price $61.22, expiration date 8/15/25	460,000	432,975
Linear Technology 3.00% exercise price $45.36, expiration date 5/1/27	508,000	499,744
Medtronic 1.625% exercise price $54.79, expiration date 4/15/13	348,000	350,610

National City 4.00% exercise price $482.51, expiration date 2/1/11		770,000	779,624
National Retail Properties 5.125% exercise price $25.42, expiration date 6/15/28		415,000	435,231
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12		245,000	232,444
Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12		124,000	128,805
*#Rayonier TRS Holdings 144A 4.50% exercise price $50.24, expiration date 8/15/15		180,000	203,400
SanDisk 1.00% exercise price $82.35, expiration date 5/15/13		175,000	156,406
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14		132,000	169,290
#Sino-Forest 144A 5.00% exercise price $20.29, expiration date 8/1/13		301,000	309,654
#SVB Financial Group 144A 3.875% exercise price $53.04, expiration date 4/15/11		155,000	157,713
Transocean
1.50% 12/15/37 exercise price $168.61, expiration date 12/15/37		713,000	636,352
*1.625% 12/15/37 exercise price $168.61, expiration date 12/15/37		290,000	282,388
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		269,000	244,454
Total Convertible Bonds (cost $10,584,816)			10,737,871

Corporate Bonds – 29.49%
Banking – 3.83%
#Achmea Hypotheekbank 144A 3.20% 11/3/14		1,125,000	1,163,474
AgriBank 9.125% 7/15/19		800,000	949,017
*#Banco do Brasil 144A 6.00% 1/22/20		3,000,000	3,107,264
•@#Banco Mercantil 144A 6.862% 10/13/21		520,000	511,657
Bank of New York Mellon 4.95% 3/15/15		600,000	649,064
*BB&T 5.25% 11/1/19		896,000	927,166
BB&T Capital Trust II 6.75% 6/7/36		1,310,000	1,327,960
Capital One Capital V 10.25% 8/15/39		615,000	652,669
@#CoBank 144A 7.875% 4/16/18		570,000	658,564
Export-Import Bank of Korea
*5.125% 6/29/20		1,500,000	1,511,877
5.875% 1/14/15		160,000	173,709
#Export-Import Bank of Korea 144A 5.25% 2/10/14		920,000	967,708
#Industrial Bank of Korea 144A 7.125% 4/23/14		279,000	314,174
JPMorgan Chase 7.00% 6/28/17	RUB	44,000,000	1,331,581
JPMorgan Chase Capital XXV 6.80% 10/1/37	USD	2,192,000	2,173,166
KeyBank 6.95% 2/1/28		1,220,000	1,263,591
Korea Development Bank
4.375% 8/10/15		255,000	260,304
8.00% 1/23/14		1,375,000	1,566,390
#National Agricultural Cooperative Federation 144A 5.00% 9/30/14		373,000	388,921
•National City Bank 0.908% 6/7/17		325,000	291,332
PNC Bank 6.875% 4/1/18		720,000	814,690
PNC Funding
5.125% 2/8/20		695,000	724,041
5.25% 11/15/15		150,000	159,872
5.625% 2/1/17		195,000	207,741
•#PNC Preferred Funding Trust II 144A 6.113% 3/29/49		1,600,000	1,174,018
•#Rabobank Nederland 144A 11.00% 12/29/49		1,390,000	1,721,479
Regions Financial
5.75% 6/15/15		655,000	651,549
7.75% 11/10/14		1,065,000	1,124,541
Rentenbank 6.00% 7/15/14	AUD	526,000	450,206
Silicon Valley Bank
5.70% 6/1/12	USD	724,000	755,178
6.05% 6/1/17		250,000	253,478
U.S. Bank North America 4.95% 10/30/14		1,000,000	1,090,849
•USB Capital IX 6.189% 4/15/49		955,000	698,392
Wachovia 5.625% 10/15/16		465,000	502,524
•Wells Fargo Capital XIII 7.70% 12/29/49		1,920,000	1,948,800
Zions Bancorp
5.65% 5/15/14		206,000	194,528
*7.75% 9/23/14		170,000	173,380
			32,834,854
Basic Industry – 1.87%
#Algoma Acquisition 144A 9.875% 6/15/15		339,000	289,845

ArcelorMittal 9.85% 6/1/19		630,000	788,506
Century Aluminum 8.00% 5/15/14		310,650	294,341
CF Industries 7.125% 5/1/20		290,000	297,975
Compass Minerals International 8.00% 6/1/19		298,000	306,009
*Cytec Industries 8.95% 7/1/17		1,235,000	1,510,962
*Dow Chemical 8.55% 5/15/19		1,355,000	1,661,364
#Essar Steel Algoma 144A 9.375% 3/15/15		45,000	42,975
#FMG Finance 144A 10.625% 9/1/16		793,000	876,265
#Georgia-Pacific 144A 8.25% 5/1/16		118,000	126,408
#Gerdau Holdings 144A 7.00% 1/20/20		209,000	214,225
Hexion US Finance
8.875% 2/1/18		290,000	263,175
*9.75% 11/15/14		270,000	256,500
*International Paper 9.375% 5/15/19		1,875,000	2,425,610
#MacDermid 144A 9.50% 4/15/17		316,000	317,580
#NewPage 144A 11.375% 12/31/14		296,000	270,100
•Noranda Aluminum Acquisition PIK 5.373% 5/15/15		293,449	227,423
Novelis 11.50% 2/15/15		223,000	234,150
#PE Paper Escrow 144A 12.00% 8/1/14		100,000	110,053
=@Port Townsend 12.431% 8/27/12		86,471	62,691
Reliance Steel & Aluminum 6.85% 11/15/36		520,000	505,442
Rio Tinto Finance 9.00% 5/1/19		465,000	611,195
Ryerson
•7.719% 11/1/14		137,000	128,095
12.00% 11/1/15		267,000	274,343
Smurfit Kappa Funding 7.75% 4/1/15		217,000	215,373
Steel Dynamics 7.75% 4/15/16		424,000	428,240
Teck Resources
9.75% 5/15/14		1,425,000	1,685,470
10.25% 5/15/16		117,000	138,216
10.75% 5/15/19		297,000	364,462
Vale Overseas
6.875% 11/21/36		711,000	743,003
6.875% 11/10/39		405,000	425,128
			16,095,124
Brokerage – 1.00%
Bear Stearns
•5.267% 12/7/12	AUD	2,130,000	1,754,340
6.40% 10/2/17	USD	180,000	200,227
#Cemex Finance 144A 9.50% 12/14/16		270,000	261,900
Citigroup 8.50% 5/22/19		1,400,000	1,671,671
*E Trade Financial PIK 12.50% 11/30/17		410,000	437,675
*Goldman Sachs Group 5.375% 3/15/20		1,760,000	1,742,331
Jefferies Group
6.25% 1/15/36		335,000	300,740
6.45% 6/8/27		1,146,000	1,082,356
Lazard Group
6.85% 6/15/17		1,045,000	1,059,716
7.125% 5/15/15		42,000	44,280
			8,555,236
Capital Goods – 1.42%
Allied Waste North America
6.875% 6/1/17		645,000	704,023
7.125% 5/15/16		1,000,000	1,073,787
AMH Holdings 11.25% 3/1/14		191,000	195,775
Anixter 10.00% 3/15/14		111,000	120,851
#BAE Systems Holdings 144A
4.95% 6/1/14		230,000	249,741
5.20% 8/15/15		220,000	236,202
*#BWAY Holding 144A 10.00% 6/15/18		155,000	162,363
Case New Holland 7.75% 9/1/13		183,000	188,033

Casella Waste Systems
9.75% 2/1/13		304,000	305,520
11.00% 7/15/14		6,000	6,510
*Graham Packaging 9.875% 10/15/14		262,000	269,205
Intertape Polymer US 8.50% 8/1/14		171,000	139,365
L-3 Communications
4.75% 7/15/20		1,560,000	1,575,108
5.875% 1/15/15		4,000	3,970
6.125% 7/15/13		4,000	4,050
#Meccanica Holdings USA 144A 6.25% 7/15/19		955,000	1,020,951
*NXP BV 9.50% 10/15/15		365,000	306,600
#Plastipak Holdings 144A 10.625% 8/15/19		221,000	246,415
#Ply Gem Industries 144A 13.125% 7/15/14		447,000	454,823
Pregis 12.375% 10/15/13		462,000	459,113
*RBS Global/Rexnord 11.75% 8/1/16		232,000	243,020
Solo Cup 8.50% 2/15/14		198,000	178,695
*Terex 8.00% 11/15/17		273,000	253,890
Thermadyne Holdings 10.50% 2/1/14		188,000	191,290
Thermo Fisher Scientific
3.20% 5/1/15		2,035,000	2,102,062
4.70% 5/1/20		100,000	107,927
#Trimas 144A 9.75% 12/15/17		193,000	196,378
*United Technologies 4.50% 4/15/20		640,000	693,794
#USG 144A 9.75% 8/1/14		65,000	67,925
#Volvo-Votorantim Overseas Trading Operations 144A 6.625% 9/25/19		431,000	439,620
			12,197,006
Communications – 4.63%
*Affinion Group 11.50% 10/15/15		132,000	139,260
America Movil SAB de CV 5.00% 3/30/20		543,000	562,091
*American Tower 7.00% 10/15/17		1,015,000	1,136,800
*AT&T 6.50% 9/1/37		1,685,000	1,875,183
#Charter Communications Operating 144A 10.875% 9/15/14		400,000	446,000
Cincinnati Bell 7.00% 2/15/15		109,000	102,733
Citizens Communications 6.25% 1/15/13		88,000	88,660
*Clear Channel Communications 10.75% 8/1/16		286,000	202,345
*#Clearwire Communications 144A 12.00% 12/1/15		945,000	969,010
*#Columbus International 144A 11.50% 11/20/14		460,000	492,234
Comcast 5.90% 3/15/16		2,075,000	2,341,273
#COX Communications 144A
*6.25% 6/1/18		410,000	457,897
6.45% 12/1/36		410,000	453,786
6.95% 6/1/38		455,000	523,746
*Cricket Communications 9.375% 11/1/14		352,000	359,040
Crown Castle International 9.00% 1/15/15		80,000	85,000
*CSC Holdings 6.75% 4/15/12		1,000	1,040
#Digicel 144A
*8.25% 9/1/17		100,000	99,500
12.00% 4/1/14		305,000	342,363
#Digicel Group 144A 8.875% 1/15/15		410,000	402,825
DirecTV Holdings 7.625% 5/15/16		3,505,000	3,811,823
DISH DBS 7.875% 9/1/19		493,000	515,185
*#GCI 144A 8.625% 11/15/19		133,000	133,333
#Global Crossing 144A 12.00% 9/15/15		358,000	381,270
@Grupo Televisa 8.49% 5/11/37	MXN	11,400,000	836,118
#GXS Worldwide 144A 9.75% 6/15/15	USD	534,000	512,640
Hughes Network Systems/Finance 9.50% 4/15/14		274,000	278,795
Intelsat Bermuda PIK 11.50% 2/4/17		375	376
Intelsat Jackson Holdings 11.25% 6/15/16		176,000	188,320
*Lamar Media 6.625% 8/15/15		389,000	372,813
Level 3 Financing 9.25% 11/1/14		73,000	66,613
#Level 3 Financing 144A 10.00% 2/1/18		233,000	207,370
LIN Television 6.50% 5/15/13		62,000	59,830
*MetroPCS Wireless 9.25% 11/1/14		134,000	138,690

#MTS International Funding 144A 8.625% 6/22/20		390,000	405,405
#NBC Universal 144A 5.15% 4/30/20		2,590,000	2,706,544
Nielsen Finance
10.00% 8/1/14		194,000	199,335
*11.50% 5/1/16		140,000	153,650
11.625% 2/1/14		136,000	149,260
NII Capital 10.00% 8/15/16		356,000	376,470
*PAETEC Holding
8.875% 6/30/17		177,000	177,885
9.50% 7/15/15		298,000	291,295
Qwest 8.375% 5/1/16		1,060,000	1,163,350
#Qwest 144A 8.375% 5/1/16		190,000	208,525
#Rainbow National Services 144A 10.375% 9/1/14		123,000	128,689
Rogers Cantel 7.50% 3/15/15		500,000	597,272
Rogers Communications 6.68% 11/4/39	CAD	657,000	658,802
Shaw Communications 6.75% 11/9/39	CAD	1,028,000	987,170
#Sinclair Television Group 144A 9.25% 11/1/17	USD	236,000	239,540
#Sirius XM Radio 144A 9.75% 9/1/15		50,000	53,375
Sprint Capital 8.75% 3/15/32		447,000	429,120
Telecom Italia Capital
5.25% 10/1/15		1,830,000	1,849,023
6.175% 6/18/14		1,455,000	1,522,438
Telefonica Emisiones
3.729% 4/27/15		470,000	469,140
5.134% 4/27/20		430,000	431,809
Telesat Canada
11.00% 11/1/15		507,000	550,095
12.50% 11/1/17		95,000	106,875
Terremark Worldwide 12.00% 6/15/17		206,000	232,780
Time Warner Cable 8.25% 4/1/19		1,475,000	1,816,905
*#Univision Communications 144A 12.00% 7/1/14		229,000	246,748
#UPC Holding 144A 9.875% 4/15/18		170,000	171,700
Verizon Communications 6.40% 2/15/38		525,000	580,550
Videotron Ltee 6.375% 12/15/15		100,000	99,500
#Videotron Ltee 144A 7.125% 1/15/20	CAD	772,000	732,475
Virgin Media Finance 8.375% 10/15/19	USD	200,000	203,500
*Visant Holding 8.75% 12/1/13		171,000	173,565
#Vivendi 144A
5.75% 4/4/13		1,275,000	1,368,632
6.625% 4/4/18		935,000	1,043,685
#Wind Acquisition Finance 144A
11.75% 7/15/17		260,000	267,800
12.00% 12/1/15		150,000	156,000
Windstream
7.875% 11/1/17		3,000	2,944
8.125% 8/1/13		113,000	117,379
#XM Satellite Radio 144A 13.00% 8/1/13		60,000	65,850
			39,719,042
Consumer Cyclical – 1.61%
*#Allison Transmission 144A 11.00% 11/1/15		394,000	414,685
American Axle & Manufacturing 7.875% 3/1/17		169,000	147,453
*ArvinMeritor 8.125% 9/15/15		493,000	475,745
Burlington Coat Factory Investment Holdings 14.50% 10/15/14		613,000	646,714
*Corrections Corp. of America 7.75% 6/1/17		394,000	410,745
w#CVS Pass Through Trust 144A 8.353% 7/10/31		1,836,509	2,232,575
*#Equinox Holdings 144A 9.50% 2/1/16		50,000	49,688
*Ford Motor 7.45% 7/16/31		805,000	730,537
Ford Motor Credit 12.00% 5/15/15		480,000	556,170
*Global Cash Access/Finance 8.75% 3/15/12		132,000	132,825
*#Harrah's Operating 144A 10.00% 12/15/18		304,000	250,800
Interface
9.50% 2/1/14		56,000	57,750
11.375% 11/1/13		158,000	177,750

*International Game Technology 5.50% 6/15/20	530,000	547,804
#Invista 144A 9.25% 5/1/12	6,000	6,105
K Hovnanian Enterprises
6.25% 1/15/15	153,000	112,455
7.50% 5/15/16	237,000	167,085
10.625% 10/15/16	252,000	253,260
Landry's Restaurants 11.625% 12/1/15	118,000	122,720
M/I Homes 6.875% 4/1/12	102,000	101,490
Macy's Retail Holdings 6.65% 7/15/24	1,080,000	1,042,199
MGM Resorts International
7.50% 6/1/16	130,000	103,025
11.125% 11/15/17	189,000	209,318
*#MGM Resorts International 144A 11.375% 3/1/18	229,000	216,405
Mobile Mini 6.875% 5/1/15	181,000	168,783
Mohawk Industries 6.875% 1/15/16	166,000	169,735
*Mohegan Tribal Gaming Authority 6.875% 2/15/15	196,000	140,140
NCL 11.75% 11/15/16	69,000	72,450
New Albertsons 7.25% 5/1/13	76,000	77,710
#Norcraft 144A 10.50% 12/15/15	174,000	180,090
Norcraft Holdings 9.75% 9/1/12	158,000	150,298
*OSI Restaurant Partners 10.00% 6/15/15	179,000	175,868
#Pinnacle Entertainment 144A 8.75% 5/15/20	465,000	433,031
@#Pokagon Gaming Authority 144A 10.375% 6/15/14	6,000	6,240
Quiksilver 6.875% 4/15/15	325,000	296,969
Rite Aid 9.375% 12/15/15	126,000	103,635
Royal Caribbean Cruises
6.875% 12/1/13	7,000	6,843
7.00% 6/15/13	280,000	280,000
*Ryland Group 8.40% 5/15/17	192,000	204,480
Sally Holdings 10.50% 11/15/16	389,000	418,175
#Sealy Mattress 144A 10.875% 4/15/16	71,000	78,810
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	461,000	367,648
Standard Pacific 10.75% 9/15/16	278,000	298,850
Wal-Mart Stores 3.625% 7/8/20	995,000	994,084
		13,789,142
Consumer Non-Cyclical – 4.42%
*Abbott Laboratories 4.125% 5/27/20	1,775,000	1,863,239
Accellent 10.50% 12/1/13	260,000	257,400
Alere 9.00% 5/15/16	375,000	376,875
*#Alliance One International 144A 10.00% 7/15/16	327,000	334,358
#Anheuser-Busch InBev Worldwide 144A
3.625% 4/15/15	2,250,000	2,305,462
5.00% 4/15/20	390,000	408,548
*ARAMARK 8.50% 2/1/15	164,000	166,460
*Bausch & Lomb 9.875% 11/1/15	260,000	268,450
Baxter International 4.50% 8/15/19	1,695,000	1,815,918
Biomet 11.625% 10/15/17	224,000	243,600
Biomet PIK 10.375% 10/15/17	178,000	192,240
Bio-Rad Laboratories 8.00% 9/15/16	166,000	173,885
#Brambles USA 144A
3.95% 4/1/15	1,490,000	1,514,733
5.35% 4/1/20	490,000	509,760
CareFusion 6.375% 8/1/19	505,000	577,891
#CareFusion 144A 6.375% 8/1/19	1,580,000	1,808,054
Covidien International Finance 4.20% 6/15/20	700,000	717,852
*DJO Finance 11.75% 11/15/14	70,000	71,750
#Dole Food 144A 8.00% 10/1/16	143,000	144,073
General Mills 5.65% 2/15/19	965,000	1,098,408
#Genzyme 144A 5.00% 6/15/20	955,000	985,568
HCA 9.25% 11/15/16	218,000	231,625
HCA PIK 9.625% 11/15/16	69,000	74,003

Hospira 6.40% 5/15/15	1,795,000	2,041,513
Ingles Markets 8.875% 5/15/17	216,000	220,860
Iron Mountain 6.625% 1/1/16	76,000	75,050
Jarden 7.50% 1/15/20	30,000	29,475
JBS USA Finance 11.625% 5/1/14	402,000	452,753
Kraft Foods 5.375% 2/10/20	975,000	1,046,732
Life Technologies
4.40% 3/1/15	115,000	119,078
6.00% 3/1/20	1,945,000	2,110,151
Medco Health Solutions 7.125% 3/15/18	1,800,000	2,153,679
Novartis Capital 4.40% 4/24/20	755,000	815,614
Novartis Securities Investment 5.125% 2/10/19	355,000	398,103
#Novasep Holding 144A 9.75% 12/15/16	485,000	478,938
Pfizer 6.20% 3/15/19	1,730,000	2,059,479
#Roche Holdings 144A 6.00% 3/1/19	2,685,000	3,133,139
*RSC Equipment Rental III 9.50% 12/1/14	78,000	77,903
*#RSC Equipment Rental III 144A 10.25% 11/15/19	308,000	312,620
Select Medical 7.625% 2/1/15	262,000	247,590
Smithfield Foods 7.75% 7/1/17	315,000	302,400
#Smithfield Foods 144A 10.00% 7/15/14	127,000	141,288
*SUPERVALU 8.00% 5/1/16	164,000	163,180
Teva Pharmaceutical Finance II 3.00% 6/15/15	740,000	755,362
#Tops Markets 144A 10.125% 10/15/15	137,000	141,795
Tyson Foods 10.50% 3/1/14	243,000	284,310
Universal Hospital PIK 8.50% 6/1/15	166,000	164,340
•US Oncology Holdings PIK 6.643% 3/15/12	596,000	557,260
#Viskase 144A 9.875% 1/15/18	362,000	365,620
Yale University 2.90% 10/15/14	1,115,000	1,157,760
*Yankee Acquisition 9.75% 2/15/17	288,000	294,480
Zimmer Holdings 4.625% 11/30/19	1,640,000	1,725,506
		37,966,130
Electric – 2.43%
AES
7.75% 3/1/14	32,000	32,720
*8.00% 6/1/20	148,000	149,480
#AES 144A 8.75% 5/15/13	22,000	22,440
#American Transmission Systems 144A 5.25% 1/15/22	975,000	1,024,237
*Appalachian Power 3.40% 5/24/15	335,000	340,732
#Centrais Eletricas Brasileiras 144A 6.875% 7/30/19	2,280,000	2,482,350
CMS Energy
6.55% 7/17/17	430,000	436,881
8.75% 6/15/19	325,000	360,454
Duke Energy Carolinas 4.30% 6/15/20	1,830,000	1,936,539
Duquense Light Holdings 5.50% 8/15/15	756,000	761,971
*Dynegy Holdings
7.75% 6/1/19	533,000	371,101
8.375% 5/1/16	5,000	3,981
Edison Mission Energy
*7.00% 5/15/17	144,000	92,880
7.20% 5/15/19	245,000	151,900
Elwood Energy 8.159% 7/5/26	296,716	281,880
#Enel Finance International 144A 3.875% 10/7/14	115,000	116,051
Energy Future Holdings 5.55% 11/15/14	380,000	271,843
Florida Power 5.65% 6/15/18	855,000	973,341
Illinois Power 9.75% 11/15/18	2,195,000	2,886,178
Jersey Central Power & Light 5.625% 5/1/16	80,000	86,599
Midamerican Funding 6.75% 3/1/11	10,000	10,378
*Mirant Americas Generation 8.50% 10/1/21	305,000	285,175
Mirant North America 7.375% 12/31/13	62,000	63,705
*NRG Energy
7.375% 2/1/16	288,000	287,280
7.375% 1/15/17	35,000	34,738

*PacifiCorp 5.50% 1/15/19		1,060,000	1,196,089
#Pedernales Electric Cooperative 144A 6.202% 11/15/32		620,000	610,577
Pennsylvania Electric 5.20% 4/1/20		1,695,000	1,770,180
PPL Electric Utilities 7.125% 11/30/13		435,000	508,494
Public Service Co. of Oklahoma 5.15% 12/1/19		1,170,000	1,234,344
•Puget Sound Energy 6.974% 6/1/67		335,000	307,884
Xcel Energy 4.70% 5/15/20		1,720,000	1,793,272
			20,885,674
Energy – 3.96%
*Anadarko Petroleum 5.95% 9/15/16		1,805,000	1,555,488
#Antero Resources Finance 144A 9.375% 12/1/17		132,000	132,660
Berry Petroleum 10.25% 6/1/14		257,000	277,560
BP Capital Markets
•0.667% 4/11/11		1,000,000	956,679
2.375% 12/14/11		300,000	275,014
2.75% 2/27/12		100,000	91,712
*3.625% 5/8/14		500,000	428,195
*4.75% 3/10/19		160,000	133,134
*Chesapeake Energy 9.50% 2/15/15		185,000	205,350
Complete Production Service 8.00% 12/15/16		341,000	335,033
Copano Energy 7.75% 6/1/18		238,000	226,100
•*Enbridge Energy 8.05% 10/1/37		725,000	714,830
Energy Transfer Partners 9.70% 3/15/19		1,290,000	1,561,041
EOG Resources 2.95% 6/1/15		1,550,000	1,566,235
*Forest Oil 7.25% 6/15/19		132,000	128,040
*Gazprom 10.50% 3/25/14		1,500,000	1,738,424
#Helix Energy Solutions Group 144A 9.50% 1/15/16		679,000	628,075
*#Hercules Offshore 144A 10.50% 10/15/17		319,000	284,708
#Hilcorp Energy I 144A 7.75% 11/1/15		170,000	168,300
Holly 9.875% 6/15/17		237,000	244,703
*Key Energy Services 8.375% 12/1/14		469,000	468,414
*Kinder Morgan Energy Partners
5.30% 9/15/20		630,000	652,849
9.00% 2/1/19		1,020,000	1,271,609
#Linn Energy Finance 144A 8.625% 4/15/20		145,000	149,169
#Lukoil International Finance 144A 7.25% 11/5/19		230,000	238,050
#Midcontinent Express Pipeline 144A
5.45% 9/15/14		810,000	843,593
*6.70% 9/15/19		410,000	424,878
#Murray Energy 144A 10.25% 10/15/15		182,000	182,000
#New World Resources 144A 7.875% 5/1/18	EUR	192,000	227,762
Nexen 7.50% 7/30/39	USD	700,000	823,018
*#NFR Energy Finance 144A 9.75% 2/15/17		210,000	203,700
Noble Energy 8.25% 3/1/19		1,280,000	1,551,616
OPTI Canada
7.875% 12/15/14		115,000	100,625
*8.25% 12/15/14		205,000	179,375
Petrobras International Finance
5.75% 1/20/20		1,582,000	1,601,059
5.875% 3/1/18		45,000	46,538
Petrohawk Energy
7.875% 6/1/15		311,000	313,333
10.50% 8/1/14		78,000	84,240
Petroleum Development 12.00% 2/15/18		187,000	194,013
Plains All American Pipeline 8.75% 5/1/19		460,000	549,955
Pride International 8.50% 6/15/19		1,060,000	1,105,050
Quicksilver Resources 7.125% 4/1/16		388,000	359,870
Range Resources 8.00% 5/15/19		177,000	185,629
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		400,000	430,764
#Rockies Express Pipeline 144A 5.625% 4/15/20		680,000	647,952
#SandRidge Energy 144A 9.875% 5/15/16		436,000	444,720
#SEMCO Energy 144A 5.15% 4/21/20		1,455,000	1,561,558

Shell International Finance 3.10% 6/28/15		535,000	543,903
Total Capital 4.45% 6/24/20		510,000	521,625
TransCanada Pipelines
3.40% 6/1/15		970,000	1,007,302
•6.35% 5/15/67		1,310,000	1,169,104
*Transocean 6.80% 3/15/38		390,000	352,480
Weatherford International 9.625% 3/1/19		1,620,000	1,953,776
*#Williams Partners 144A 5.25% 3/15/20		620,000	635,191
#Woodside Finance 144A
4.50% 11/10/14		800,000	816,730
8.125% 3/1/14		430,000	490,161
			33,982,892
Finance Companies – 1.53%
#CDP Financial 144A
4.40% 11/25/19		1,260,000	1,296,285
5.60% 11/25/39		880,000	952,375
City National Capital Trust I 9.625% 2/1/40		950,000	1,002,263
#ERAC USA Finance 144A 5.25% 10/1/20		455,000	460,688
*FTI Consulting 7.75% 10/1/16		5,000	5,075
General Electric Capital
•2.48% 2/2/11	NOK	3,500,000	532,803
6.00% 8/7/19	USD	2,280,000	2,472,619
•General Electric Capital Australia Funding
4.77% 7/12/13	AUD	1,100,000	879,340
5.04% 11/15/11	AUD	500,000	412,091
5.09% 8/17/12	AUD	600,000	488,652
@General Electric Capital UK Funding 4.625% 1/18/16	GBP	226,000	350,096
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	USD	405,000	261,731
International Lease Finance
*5.55% 9/5/12		198,000	187,110
6.625% 11/15/13		275,000	256,438
Nuveen Investments 10.50% 11/15/15		449,000	392,875
*TNK-BP Finance 7.50% 3/13/13		3,000,000	3,187,501
			13,137,942
Insurance – 0.55%
•Chubb 6.375% 3/29/67		560,000	543,200
FBL Financial Group 5.875% 3/15/17		720,000	580,752
•Genworth Financial 6.15% 11/15/66		230,000	158,700
•#MetLife Capital Trust X 144A 9.25% 4/8/38		1,700,000	1,844,501
#NLV Financial 144A 6.50% 3/15/35		385,000	278,761
Prudential Financial 3.875% 1/14/15		830,000	836,765
•#Symetra Financial 144A 8.30% 10/15/37		515,000	440,325
‡=@w#Twin Reefs Pass Through Trust 144A 4.058% 12/31/49		300,000	0
			4,683,004
Natural Gas – 0.84%
AmeriGas Partners 7.125% 5/20/16		76,000	76,000
El Paso
*6.875% 6/15/14		98,000	100,271
7.00% 6/15/17		270,000	269,830
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		143,000	148,117
Enterprise Products Operating
*5.20% 9/1/20		1,790,000	1,841,965
•7.034% 1/15/68		475,000	437,618
9.75% 1/31/14		790,000	953,865
Inergy Finance
8.25% 3/1/16		126,000	128,205
8.75% 3/1/15		35,000	35,788
Ras Laffan Liquefied Natural Gas Company Ltd II 5.298% 9/30/20		3,000,000	3,120,000
Regency Energy Partners 8.375% 12/15/13		109,000	112,815
			7,224,474

Real Estate – 0.51%
Developers Diversified Realty
5.375% 10/15/12	551,000	544,476
*7.50% 4/1/17	625,000	614,163
9.625% 3/15/16	165,000	179,217
#Digital Realty Trust 144A 5.875% 2/1/20	425,000	434,395
ProLogis
6.25% 3/15/17	695,000	662,778
7.375% 10/30/19	705,000	691,601
Regency Centers 5.875% 6/15/17	285,000	300,865
•#USB Realty 144A 6.091% 12/22/49	1,200,000	839,999
Ventas Realty 6.50% 6/1/16	130,000	132,536
		4,400,030
Technology – 0.56%
Broadridge Financial Solutions 6.125% 6/1/17	198,000	208,518
Cisco Systems 4.45% 1/15/20	2,705,000	2,861,018
*Jabil Circuit 7.75% 7/15/16	92,000	96,600
National Semiconductor 6.60% 6/15/17	535,000	600,217
*Sanmina-SCI 8.125% 3/1/16	484,000	479,160
*SunGard Data Systems 9.125% 8/15/13	266,000	271,653
#Unisys 144A 12.75% 10/15/14	232,000	260,420
		4,777,586
Transportation – 0.33%
#Ashtead Capital 144A 9.00% 8/15/16	200,000	197,000
Avis Budget Car Rental
7.625% 5/15/14	255,000	246,713
7.75% 5/15/16	212,000	199,015
Burlington Northern Santa Fe 4.70% 10/1/19	1,795,000	1,904,661
Kansas City Southern Railway 13.00% 12/15/13	2,000	2,410
@Northwest Airlines 10.00% 2/1/11	65,000	247
#United Air Lines 144A 12.00% 11/1/13	312,000	326,040
		2,876,086
Total Corporate Bonds (cost $245,192,524)		253,124,222

Municipal Bonds – 0.09%
Oregon State Taxable Pension 5.892% 6/1/27	65,000	72,723
•Puerto Rico Sales Tax Financing 5.00% 8/1/39	585,000	613,091
Sacramento County, California Public Finance Authority Revenue
(Housing Tax County Project) Series B 5.18% 12/1/13 (NATL-RE) (FGIC)	80,000	81,376
Total Municipal Bonds (cost $731,158)		767,190

Non-Agency Asset-Backed Securities – 3.11%
•#AH Mortgage Advance Trust Series 2009-ADV3 A1 144A 2.297% 10/6/21	610,000	609,450
Ally Auto Receivables Trust Series 2010-2 A3 1.38% 7/15/14	385,000	385,799
•#Ally Master Owner Trust Series 2010-1 A 144A 2.10% 1/15/15	730,000	739,967
•American Express Credit Account Master Trust Series 2010-1 B 0.95% 11/16/15	405,000	402,055
#Bank of America Auto Trust 144A
Series 2009-2A A4 3.03% 10/15/16	445,000	461,302
Series 2009-3A A4 2.67% 12/15/16	1,170,000	1,203,743
•Bank of America Credit Card Trust
Series 2006-A12 A12 0.37% 3/15/14	1,000,000	996,295
Series 2008-A5 A5 1.55% 12/16/13	1,245,000	1,256,486
Capital Auto Receivables Asset Trust Series 2008-1 A3A 3.86% 8/15/12	359,430	364,565
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	1,760,000	2,046,825
Centex Home Equity Series 2002-A AF6 5.54% 1/25/32	29,606	28,374
Chase Issuance Trust Series 2005-A10 A10 4.65% 12/17/12	410,000	414,793
#CIT Equipment Collateral Series 2009-VT1 A3 144A 3.07% 8/15/16	645,000	651,895
•Citibank Credit Card Issuance Trust
Series 2004-C1 C1 1.00% 7/15/13	460,000	454,948
Series 2009-A1 A1 2.10% 3/17/14	455,000	466,414
#Citibank Omni Master Trust Series 2009-A13 A13 144A 5.35% 8/15/18	455,000	490,593
Citicorp Residential Mortgage Securities
Series 2006-3 A4 5.703% 11/25/36	900,000	861,932
Series 2006-3 A5 5.948% 11/25/36	900,000	718,144

CNH Equipment Trust
Series 2008-A A3 4.12% 5/15/12	53,295	53,630
Series 2008-A A4A 4.93% 8/15/14	390,000	404,347
Series 2008-B A3A 4.78% 7/16/12	141,205	142,875
Series 2009-C A3 1.85% 12/16/13	260,000	262,688
Series 2009-C A4 3.00% 8/17/15	775,000	804,550
Series 2010-A A4 2.49% 1/15/16	1,185,000	1,208,978
•Countrywide Asset-Backed Certificates Series 2006-11 1AF6 6.15% 9/25/46	1,408,761	691,742
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12	528,782	538,052
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	450,000	517,630
Series 2008-A4 A4 5.65% 12/15/15	620,000	690,385
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	665,000	648,086
#Ford Credit Auto Lease Trust Series 2010-A A2 144A 1.04% 3/15/13	1,120,000	1,121,104
•Ford Credit Floorplan Master Owner Trust
Series 2009-2 A 1.90% 9/15/14	385,000	388,467
#Series 2010-1 A 144A 2.00% 12/15/14	730,000	737,649
General Electric Capital Credit Card Master Note Trust Series 2009-3 A 2.54% 9/15/14	590,000	596,983
•#Golden Credit Card Trust Series 2008-3 A 144A 1.35% 7/15/17	550,000	554,211
Harley-Davidson Motorcycle Trust
#Series 2006-1 A2 144A 5.04% 10/15/12	86,098	87,393
Series 2008-1 A4 4.90% 12/15/13	560,000	587,093
Series 2009-4 A3 1.87% 2/15/14	200,000	201,981
HSI Asset Securitization Trust Series 2006-HE1 2A1 0.40% 10/25/36	279,628	222,714
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	32,638	32,904
Series 2008-A A3 4.93% 12/17/12	396,722	408,004
John Deere Owner Trust Series 2010-A A4 2.13% 10/17/16	855,000	867,922
•MBNA Credit Card Master Note Trust Series 2002-C3 C3 1.70% 10/15/14	520,000	514,410
•Merrill Auto Trust Securitization Series 2007-1 A4 0.41% 12/15/13	164,106	163,339
#Securitized Asset Backed NIM Trust Series 2005-FR4 144A 6.00% 1/25/36	330,313	0
•SLM Student Loan Trust Series 2005-4 A2 0.40% 4/26/21	835,347	832,705
•Vanderbilt Mortgage Finance Series 2001-A A4 7.235% 6/7/28	92,895	96,417
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	251,373	255,208
World Omni Automobile Lease Securitization Trust Series 2009-A A3 1.65% 2/15/13	495,000	498,353
Total Non-Agency Asset-Backed Securities (cost $27,264,813)		26,683,400

Non-Agency Collateralized Mortgage Obligations – 8.27%
•ARM Trust
Series 2004-5 3A1 4.921% 4/25/35	4,361,098	4,033,554
Series 2005-10 3A11 5.364% 1/25/36	490,252	411,779
Series 2005-10 3A31 5.364% 1/25/36	1,145,000	936,418
Series 2006-2 1A4 5.604% 5/25/36	1,440,000	896,378
Bank of America Alternative Loan Trust
Series 2004-2 1A1 6.00% 3/25/34	49,447	50,417
Series 2004-10 1CB1 6.00% 11/25/34	173,178	171,085
Series 2004-11 1CB1 6.00% 12/25/34	1,614	1,539
Series 2005-3 2A1 5.50% 4/25/20	94,358	86,670
Series 2005-5 2CB1 6.00% 6/25/35	262,353	198,811
Series 2005-6 7A1 5.50% 7/25/20	303,205	286,898
Series 2005-9 5A1 5.50% 10/25/20	279,235	276,688
Bank of America Funding Securities Series 2006-5 2A10 5.75% 9/25/36	1,150,000	911,400
Chase Mortgage Finance
Series 2003-S8 A2 5.00% 9/25/18	205,003	210,023
•Series 2005-A1 3A1 5.285% 12/25/35	583,981	510,370
•Chaseflex Trust Series 2006-1 A4 6.30% 6/25/36	420,000	299,458
Citicorp Mortgage Securities
Series 2004-1 1A1 5.25% 1/25/34	146,039	145,218
Series 2004-8 1A1 5.50% 10/25/34	132,012	131,963
Series 2006-4 3A1 5.50% 8/25/21	267,449	262,110
•Citigroup Mortgage Loan Trust Series 2004-UST1 A6 5.079% 8/25/34	205,919	209,444
Countrywide Alternative Loan Trust
Series 2003-21T1 A2 5.25% 12/25/33	399,507	404,406
Series 2004-1T1 A2 5.50% 2/25/34	201,936	201,148

Series 2004-14T2 A6 5.50% 8/25/34	338,813	337,103
Series 2004-J1 1A1 6.00% 2/25/34	9,884	10,119
Series 2004-J2 7A1 6.00% 12/25/33	10,165	9,840
Series 2008-2R 3A1 6.00% 8/25/37	4,599,316	3,244,132
wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 2.931% 5/25/33	6,019	5,132
Series 2006-1 A2 6.00% 3/25/36	304,806	272,641
@Series 2006-17 A5 6.00% 12/25/36	85,414	74,663
•Series 2006-HYB1 3A1 5.065% 3/20/36	414,939	243,896
Series 2007-4 1A1 6.00% 5/25/37	5,073,087	4,143,605
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34	3,989	4,093
Credit Suisse Mortgage Capital Certificates
#Series 2005-1R 2A5 144A 5.75% 12/26/35	6,380,927	4,339,029
Series 2007-1 5A14 6.00% 2/25/37	1,176,341	969,214
•Series 2007-3 4A6 0.579% 4/25/37	3,376,767	2,713,385
•Series 2007-3 4A12 6.40% 4/25/37	3,427,691	470,486
Series 2007-3 4A15 5.50% 4/25/37	1,027,812	902,346
Series 2007-5 3A19 6.00% 8/25/37	1,686,614	1,421,148
Series 2007-5 10A2 6.00% 4/25/29	722,252	620,425
•#Deutsche Mortgage Securities Series 2005-WF1 1A3 144A 5.193% 6/26/35	1,720,000	1,429,903
•First Horizon Asset Securities
Series 2004-AR5 4A1 5.665% 10/25/34	41,238	42,312
Series 2005-AR2 2A1 2.875% 6/25/35	447,317	389,913
GMAC Mortgage Loan Trust Series 2006-J1 A1 5.75% 4/25/36	970,945	861,588
#GSMPS Mortgage Loan Trust
•Series 1998-3 A 7.75% 9/19/27	19,000	18,775
•Series 1999-3 A 8.00% 8/19/29	29,218	29,106
Series 2005-RP1 1A3 8.00% 1/25/35	280,513	272,138
Series 2005-RP1 1A4 8.50% 1/25/35	120,564	116,668
Series 2006-RP1 1A2 7.50% 1/25/36	306,163	287,338
•GSR Mortgage Loan Trust Series 2006-AR1 3A1 5.307% 1/25/36	281,840	259,093
•Indymac Index Mortgage Loan Trust Series 2006-AR1 A1 5.764% 8/25/36	725,227	702,901
•JPMorgan Mortgage Trust
Series 2006-A6 2A4L 5.538% 10/25/36	1,590,000	1,376,848
Series 2006-A7 2A2 5.754% 1/25/37	604,977	510,105
Series 2007-A1 6A1 4.778% 7/25/35	1,613,612	1,514,831
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	159,990	146,091
Series 2007-10 2A2 6.50% 1/25/38	6,208,684	5,124,256
•MASTR ARM Trust
Series 2003-6 1A2 3.825% 12/25/33	4,345	3,986
Series 2005-6 7A1 5.341% 6/25/35	183,391	158,531
Series 2006-2 4A1 4.984% 2/25/36	53,458	50,636
MASTR Alternative Loans Trust
Series 2004-3 8A1 7.00% 4/25/34	7,444	7,066
Series 2004-5 6A1 7.00% 6/25/34	109,001	109,030
MASTR Asset Securitization Trust
Series 2003-9 2A7 5.50% 10/25/33	336,480	345,126
Series 2004-4 2A1 5.00% 4/25/34	298,053	298,143
#MASTR Reperforming Loan Trust
Series 2005-1 1A5 8.00% 8/25/34	118,452	117,231
Series 2005-2 1A4 8.00% 5/25/35	361,876	352,352
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	171,409	163,595
•Merrill Lynch Mortgage Investors Series 2005-A5 A2 2.751% 6/25/35	460,000	438,472
•Opteum Mortgage Acceptance Series 2006-1 2A1 5.75% 4/25/36	5,645,577	4,663,353
Residential Accredit Loans Series 2004-QS2 CB 5.75% 2/25/34	93,632	90,126
Residential Funding Mortgage Securities I Series 2004-S9 2A1 4.75% 12/25/19	1,246,056	1,238,609
•Sequoia Mortgage Trust Series 2007-1 4A1 5.599% 9/20/46	2,385,754	2,042,206
•Structured ARM Loan Trust
Series 2005-22 1A4 5.25% 12/25/35	2,120,000	746,870
Series 2006-1 7A4 5.62% 2/25/36	1,305,000	718,306
Series 2006-5 5A4 5.473% 6/25/36	16,779	3,192

Structured Asset Securities
•Series 2002-22H 1A 6.954% 11/25/32		10,504	10,288
Series 2005-6 4A1 5.00% 5/25/35		334,166	326,252
wWashington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-1 5A2 6.00% 3/25/35		92,894	61,701
wWashington Mutual Mortgage Pass Through Certificates
Series 2004-CB3 1A 6.00% 10/25/34		160,081	167,212
•Series 2005-AR16 1A3 5.047% 12/25/35		1,225,000	977,945
•Series 2007-HY1 3A3 5.816% 2/25/37		850,000	705,597
•Series 2007-HY2 1A1 5.477% 12/25/36		0	0
•Series 2007-HY7 4A1 5.784% 7/25/37		2,333,826	1,877,853
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-18 1A1 5.50% 1/25/36		67,090	59,314
•Series 2005-AR13 A1 5.294% 5/25/35		1,655,871	1,623,081
Series 2006-2 3A1 5.75% 3/25/36		347,072	325,838
Series 2006-3 A1 5.50% 3/25/36		578,661	531,424
Series 2006-3 A11 5.50% 3/25/36		308,000	305,832
Series 2006-4 1A8 5.75% 4/25/36		25,040	23,691
Series 2006-4 2A3 5.75% 4/25/36		149,334	56,819
Series 2006-6 1A3 5.75% 5/25/36		712,739	653,674
•Series 2006-AR5 2A1 5.475% 4/25/36		189,336	149,931
•Series 2006-AR11 A6 5.329% 8/25/36		2,330,000	2,012,416
•Series 2006-AR17 A1 5.13% 10/25/36		1,826,228	1,478,673
•Series 2006-AR19 A1 5.505% 12/25/36		772,002	714,314
Series 2007-10 1A36 6.00% 7/25/37		3,643,640	3,175,436
Series 2007-13 A7 6.00% 9/25/37		456,997	405,915
Series 2007-13 A9 6.00% 9/25/37		713,045	280,147
Total Non-Agency Collateralized Mortgage Obligations (cost $76,070,592)			70,969,083

Regional Agencies – 0.26%Δ
Australia – 0.26%
New South Wales Treasury 6.00% 5/1/20	AUD	1,506,000	1,300,372
New South Wales Treasury Inflation-Linked 2.75% 11/20/25	AUD	717,000	609,636
Queensland Treasury 6.00% 6/14/21	AUD	379,000	327,446
Total Regional Agencies (cost $2,254,073)			2,237,454

Regional Authorities – 0.75%Δ
Canada – 0.75%
British Colombia Province 2.85% 6/15/15	USD	540,000	558,398
*Manitoba Province 2.625% 7/15/15		275,000	280,004
Ontario Province
4.40% 3/8/16	CAD	2,623,000	2,625,833
*4.40% 4/14/20	USD	750,000	798,517
Quebec Province
4.50% 12/1/19	CAD	96,000	93,980
*4.875% 5/5/14	USD	585,000	645,728
5.00% 12/1/15	CAD	1,367,000	1,407,670
Total Regional Authorities (cost $6,457,111)			6,410,130

«Senior Secured Loans – 1.72%
Affinion Group Term Tranche Loan B 5.00% 10/7/16	USD	315,000	300,760
AIG
Term Tranche Loan 1 6.75% 2/23/15		63,462	62,884
Term Tranche Loan 2 7.00% 3/7/16		46,538	45,947
Allen System 8.50% 10/18/13		200,000	199,751
Allied Security Holdings 7.75% 2/23/15		170,811	170,811
Anchor Glass 6.00% 2/3/16		430,052	426,827
Aspect Software Term Tranche Loan B 6.25% 4/19/16		140,000	137,200
ATI Holdings 7.00% 2/18/16		375,000	361,875
Avaya Term Tranche Loan B2 10.50% 10/27/14		243,390	247,345
BE Aerospace 6.149% 7/28/14		317,243	318,731
BWAY Holding Term Tranche Loan B 5.50% 3/28/17		175,286	175,469
Butler Schein Animal Health Term Tranche Loan B 5.50% 12/31/15		479,588	480,187
Calpine 7.00% 4/21/17		195,000	193,416

Cengage Learning 7.50% 7/3/14		529,652	530,974
CF Industries Holdings 5.50% 11/3/14		185,000	185,487
Delta Air Lines 8.75% 9/16/13		292,794	294,869
Energy Future Holdings Term Tranche Loan B2 6.579% 10/10/14		389,725	289,517
Ford Motor Term Tranche Loan B 5.80% 12/15/13		1,550,735	1,470,110
Graham Packaging Term Tranche Loan C 6.75% 4/5/14		302,318	304,113
Harrah’s Chester Downs 12.375% 12/31/16		633,625	633,626
ICL Industrial Containers Term Tranche Loan C 3.75% 6/16/17		19,714	19,735
Infogroup Term Tranche Loan B 6.25% 3/30/16		225,000	220,781
Johnsondiversey Term Tranche Loan B 5.50% 11/24/15		279,350	279,699
Knology 3.783% 6/2/14		84,786	83,338
Level 3 Communications Term Tranche Loan B 9.62% 3/13/14		174,000	187,376
Live Nation Entertainment Term Tranche Loan B 4.50% 10/20/16		280,000	278,425
MacDermid Term Tranche Loan B 2.229% 4/12/14		134,700	125,411
Mediacom Broadband Term Tranche Loan D 5.50% 3/31/17		317,494	310,549
Nuveen Investments 2nd Lien Term Tranche Loan 12.50% 7/9/15		298,000	313,496
Phillips-Van Heusen Term Tranche Loan B 4.75% 3/15/16		360,000	360,551
Pinnacle Foods Finance Term Tranche Loan C 7.50% 4/2/14		194,186	194,186
Prime Healthcare Services Term Tranche Loan B 7.25% 2/19/15		405,000	388,800
PQ 6.73% 7/30/15		692,000	629,720
Radnet Management Term Tranche Loan B 5.75% 3/12/16		400,000	397,252
RehabCare Group Term Trache Loan B 6.00% 11/3/15		495,050	493,255
Rental Services 2nd Lien Term Tranche Loan 3.817% 10/7/13		490,000	448,757
Reynolds & Reynolds 5.25% 4/3/17		186,964	184,862
Rockwood Specialties Group Term Tranche Loan H 6.00% 5/15/14		285,000	285,772
Roundy’s Supermarkets 10.50% 4/5/16		296,000	297,850
Sinclair Television Group Term Tranche Loan B 6.50% 10/16/15		554,545	556,625
Smurfit-Stone Container Enterprises 6.75% 1/2/16		235,000	234,754
SunGard Data Systems 6.75% 2/28/14		319,665	320,363
Telcordia Technologies 6.75% 4/9/16		340,000	334,191
Telepacific 9.50% 7/27/15		489,000	487,900
Univision Communications Term Tranche Loan B 2.533% 9/29/14		410,931	343,698
Wendy’s/Arby’s Restaurants 5.00% 5/3/17		130,000	130,033
Total Senior Secured Loans (cost $14,404,326)			14,737,278

Sovereign Agencies – 0.80%Δ
Canada – 0.03%
*Export Development Canada 2.25% 5/28/15		280,000	283,508
			283,508
Norway – 0.58%
Eksportfinans
3.00% 11/17/14		1,000,000	1,030,865
5.50% 5/25/16		2,340,000	2,662,891
#Kommunalbanken 144A 2.75% 5/5/15		1,260,000	1,284,023
			4,977,779
Republic of Korea – 0.04%
#Korea Expressway 144A 4.50% 3/23/15		350,000	359,021
			359,021
Sweden – 0.15%
*Svensk Exportkredit 3.25% 9/16/14		1,235,000	1,282,483
			1,282,483
Total Sovereign Agencies (cost $6,732,091)			6,902,791

Sovereign Debt – 5.64%Δ
Australia – 1.32%
Australian Government Bond
3.00% 9/20/25	AUD	717,000	647,258
4.50% 4/15/20	AUD	5,394,000	4,328,398
6.00% 2/15/17	AUD	2,110,000	1,884,495
6.25% 4/15/15	AUD	4,930,000	4,425,103
			11,285,254

Canada – 2.10%
Canadian Government Bond
2.50% 6/1/15	CAD	15,110,000	14,311,420
4.50% 6/1/15	CAD	3,600,000	3,724,723
			18,036,143
Indonesia – 0.94%
Indonesia Treasury Bond
9.50% 6/15/15	IDR	12,120,000,000	1,442,533
10.50% 8/15/30	IDR	12,120,000,000	1,454,748
10.75% 5/15/16	IDR	11,661,000,000	1,465,409
11.00% 11/15/20	IDR	18,290,000,000	2,419,129
12.80% 6/15/21	IDR	9,000,000,000	1,315,493
			8,097,312
Norway – 1.25%
Norwegian Government Bond
4.25% 5/19/17	NOK	11,550,000	1,931,883
4.50% 5/22/19	NOK	26,386,000	4,489,620
5.00% 5/15/15	NOK	25,050,000	4,289,921
			10,711,424
Republic of Korea – 0.03%
Government of South Korea 4.25% 12/7/21	EUR	220,000	259,923
			259,923
Total Sovereign Debt (cost $48,528,747)			48,390,056

Supranational Banks – 1.57%
Asian Development Bank
2.75% 5/21/14	USD	1,650,000	1,712,610
6.00% 1/20/15	AUD	417,000	356,867
European Bank for Reconstruction & Development
6.75% 5/12/17	RUB	15,000,000	480,607
9.25% 9/10/12	BRL	1,715,000	944,946
European Investment Bank
6.125% 1/23/17	AUD	310,000	264,710
9.00% 12/21/18	ZAR	8,200,000	1,069,662
Inter-American Development Bank 2.25% 7/15/15	USD	740,000	744,373
International Bank for Reconstruction & Development
2.375% 5/26/15		995,000	1,012,817
3.375% 4/30/15	NOK	7,940,000	1,234,047
5.375% 12/15/14	NZD	2,738,000	1,924,929
5.75% 2/17/15	AUD	478,000	409,798
5.75% 10/21/19	AUD	1,480,000	1,251,095
6.00% 2/15/17	AUD	530,000	454,131
International Finance 5.75% 3/16/15	AUD	1,278,000	1,093,790
Nordic Investment Bank 2.50% 7/15/15	USD	535,000	542,594
Total Supranational Banks (cost $13,581,325)			13,496,976

U.S. Treasury Obligations – 13.71%
U.S. Treasury Bond 4.625% 2/15/40		490,000	550,867
U.S. Treasury Inflation Index Bond 2.125% 2/15/40		1,008,650	1,108,806
¥*U.S. Treasury Inflation Index Note 1.625% 1/15/15		3,630,733	3,837,231
U.S. Treasury Notes
1.125% 6/15/13		220,000	220,910
1.875% 6/30/15		17,805,000	17,875,953
*3.125% 5/15/19		16,900,000	17,255,170
3.375% 11/15/19		3,300,000	3,418,338
*3.50% 5/15/20		7,160,000	7,494,494
*3.625% 8/15/19		51,700,000	54,676,783
¥*3.625% 2/15/20		10,600,000	11,201,221
Total U.S. Treasury Obligations (cost $112,909,776)			117,639,773

		Number of
		Shares
Common Stock – 0.05%
Alliance HealthCare Services		26,414	106,712
Century Communications		1,975,000	0

Delta Air Lines		11	129
DIRECTV Class A		4,300	145,856
Flextronics International		7,200	40,320
Freeport-McMoRan Copper & Gold Class B		0	21
GeoEye		1,900	59,166
Mirant		121	1,278
*Mobile Mini		4,903	79,821
=PPT Holdings		295	3
Total Common Stock (cost $675,387)			433,306

Convertible Preferred Stock – 0.00%
Merck 6.00% exercise price $57.43, expiration date 8/13/10		98	24,500
Total Convertible Preferred Stock (cost $25,364)			24,500

Preferred Stock – 0.11%
•PNC Funding 8.25%		875,000	906,959
=Port Townsend		59	0
Total Preferred Stock (cost $875,631)			906,959

Warrant – 0.00%
=Port Townsend		59	1
Total Warrant (cost $1,416)			1

		Principal
		Amount°
≠Short-Term Investments – 11.18%
Discount Notes – 5.89%
Fannie Mae
0.183% 7/19/10	USD	800,000	799,992
0.203% 7/21/10		4,900,000	4,899,946
Federal Home Loan Bank
0.001% 7/1/10		16,482,996	16,482,997
0.001% 7/6/10		9,551,382	9,551,353
0.01% 7/7/10		1,073,681	1,073,678
0.01% 7/15/10		4,308,735	4,308,700
0.05% 7/16/10		9,256,821	9,256,747
0.203% 8/6/10		1,000,000	999,950
Freddie Mac
0.193% 7/28/10		1,400,000	1,399,979
0.193% 8/2/10		1,800,000	1,799,921
			50,573,263
U.S. Treasury Obligations – 5.29%
U.S. Treasury Bills
0.005% 7/1/10		7,242,299	7,242,299
0.029% 7/8/10		13,600,000	13,599,836
0.045% 7/15/10		8,185,863	8,185,577
0.00% 7/29/10		2,500,000	2,499,695
0.18% 9/2/10		600,000	599,846
0.198% 12/9/10		900,000	899,256
0.215% 12/2/10		12,400,000	12,390,874
			45,417,383
Total Short-Term Investments (cost $95,987,254)			95,990,646

Total Value of Securities Before Securities Lending Collateral – 104.74%
(cost $876,402,806)			899,078,525

		Number of
		Shares
Securities Lending Collateral** – 6.73%
Investment Companies
Mellon GSL DBT II Collateral Fund		55,895,427	55,895,427
BNY Mellon SL DBT II Liquidating Fund		1,906,130	1,863,052
†@Mellon GSL Reinvestment Trust II		1,262,112	53,640

Total Securities Lending Collateral (cost $59,063,669)	57,812,119

Total Value of Securities – 111.47%
(cost $935,466,475)	956,890,644 ©
Obligation to Return Securities Lending Collateral** – (6.88%)	(59,063,669)
Liabilities Net of Receivables and Other Assets (See Notes) – (4.59%)	(39,433,061)
Net Assets Applicable to 91,513,063 Shares Outstanding – 100.00%	$858,393,914

°Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiah
INR – Indian Rupee
JPY – Japanese Yen
MXN – Mexican Peso
MYR – Malaysia Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
RUB – Russian Ruble
USD – United States Dollar
ZAR – South African Rand

•Variable rate security. The rate shown is the rate as of June 30, 2010. Interest rates reset periodically.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
*Fully or partially on loan.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2010, the aggregate amount of Rule 144A securities was $85,766,636, which represented 9.99% of the Fund’s net assets. See Note 5 in "Notes."
ΦStep coupon bond. Coupon decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2010.
@Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $2,553,916, which represented 0.30% of the Fund’s net assets. See Note 5 in “Notes.”
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2010, the aggregate amount of fair valued securities was $62,695, which represented 0.01% of the Fund’s net assets. See Note 1 in "Notes."
‡Non income producing security. Security is currently in default.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2010.
¥Fully or partially pledged as collateral for futures contracts.
PRestricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At June 30, 2010, the aggregate amount of the restricted security was $3 or 0.00% of the Fund’s net assets. See Note 5 in “Notes.”
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes."
†Non income producing security.
©Includes $57,769,579 of securities loaned.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
EM – Emerging Markets
FGIC – Insured by the Financial Guaranty Insurance Company
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HY – High Yield
MASTR – Mortgage Asset Securitization Transactions, Inc.
NATL-RE – Insured by the National Public Finance Guarantee Corporation
NIM – Net Interest Margin
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

1The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2010:

Foreign Currency Exchange Contracts

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(316,016)	USD	272,788	8/3/10	$8,007
AUD	(3,880,256)	USD	3,357,159	8/3/10	105,993
AUD	(7,617,118)	USD	6,591,775	8/3/10	209,590
AUD	(6,516,138)	USD	5,621,277	8/3/10	161,575
BRL	1,472,612	USD	(815,625)	8/2/10	(8,799)
BRL	6,081,580	USD	(3,365,567)	8/3/10	(34,813)
CAD	(2,000)	USD	1,894	7/1/10	15
CAD	(2,301,334)	USD	2,205,927	8/3/10	44,466
CAD	(2,108,303)	USD	2,020,889	8/3/10	40,727
CAD	2,281,026	USD	(2,184,116)	8/3/10	(41,729)
CAD	(835,389)	USD	798,078	8/3/10	13,464
EUR	(112,433)	USD	138,569	8/3/10	1,046
EUR	(1,554,041)	USD	1,923,929	8/3/10	23,089
EUR	(2,105,413)	USD	2,592,268	8/3/10	17,013
EUR	(7,045,444)	USD	8,675,665	8/3/10	57,965
GBP	1,425	USD	(2,147)	7/1/10	(19)
GBP	503	USD	(752)	7/2/10	(1)
GBP	(2,308,740)	USD	3,460,687	8/3/10	11,974
GBP	(2,438,029)	USD	3,650,791	8/3/10	8,951
IDR	(3,070,448,000)	USD	336,119	8/3/10	(837)
INR	149,048,783	USD	(3,202,000)	10/20/10	(31,117)
JPY	1,205,210	USD	(13,635)	7/2/10	-
MXN	(200,324)	USD	15,678	8/3/10	242
MYR	12,681,127	USD	(3,914,532)	8/3/10	378
MYR	(5,098,098)	USD	1,570,288	8/3/10	(3,594)
NOK	(28,445,665)	USD	4,401,148	8/3/10	37,745
NOK	(9,562,449)	USD	1,468,773	8/3/10	1,948
NOK	(17,322,729)	USD	(2,672,182)	8/3/10	14,974
NOK	(3,439,759)	USD	528,300	8/3/10	660
NZD	(2,810,358)	USD	1,978,492	8/3/10	56,428
PLN	4,495,838	USD	(1,335,860)	7/1/10	(10,610)
RUB	(58,999,275)	USD	1,895,925	8/3/10	15,488
ZAR	(9,167,917)	USD	1,193,273	8/3/10	6,211
					$706,430

Futures Contracts

Contracts to		Notional	Notional		Unrealized
Buy		Cost	Value	Expiration Date	Appreciation
10	Canadian 10 yr Bond	$1,153,378	$1,163,269	9/21/10	$9,891
57	U.S. Treasury 5 yr Notes	6,672,983	6,746,039	9/30/10	73,056
93	U.S. Treasury 10 yr Notes	11,208,255	11,396,859	9/30/10	188,604
36	U.S. Ultra Bond	4,794,753	4,889,250	9/21/10	94,497
		$23,829,369			$366,048

Swap Contracts
CDS Contracts
				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Bank of America Securities
CDX.NA.HY.14	$3,875,000	5.00%	6/20/15	$(29,661)
Barclays
CDX.EM.13	1,633,000	5.00%	6/20/15	9,610
CDX.NA.HY.14	4,160,000	5.00%	6/20/15	78,107
ITRAXX Europe Subordinate Financials
5 yr CDS	5,495,000	1.00%	6/20/15	87,483
Kingdom of Spain 5 yr CDS	3,180,000	1.00%	3/20/15	167,214
Citigroup Global Markets
CDX High Yield 14	4,644,000	5.00%	6/20/15	45,015
Goldman Sachs
CDX.NA.HY.14	4,385,000	5.00%	6/20/15	95,954
JPMorgan Securities
CDX.EM.13	2,139,000	5.00%	6/20/15	31,129
CDX.NA.HY.14	2,481,000	5.00%	6/20/15	55,470
Donnelley (R.R.) & Sons 5 yr CDS	2,000,000	5.00%	6/20/14	(274,601)
Eastman Chemical 5 yr CDS	855,000	1.00%	9/20/15	2,772
ITRAXX Europe Subordinate Financials
5 yr CDS	5,200,000	1.00%	6/20/15	(63,239)
Penney (J.C.) 5 yr CDS	1,255,000	1.00%	3/20/15	28,117
Portuguese Republic 5 yr CDS	1,648,000	1.00%	6/20/15	105,637
Sunoco 5 yr CDS	630,000	1.00%	3/20/15	38,546
Viacom 5 yr CDS	250,000	1.00%	9/20/15	264
Morgan Stanley
CDX High Yield 14	2,310,000	5.00%	6/20/15	(9,263)
	$46,140,000			$368,554
Protection Sold:
Citigroup Global Markets
MetLife 5 yr CDS	$350,000	5.00%	9/20/14	$(1,897)
JPMorgan Securities
Comcast 5 yr CDS	250,000	1.00%	9/20/15	(1,071)
duPont (E.I) deNemours 5 yr CDS	855,000	1.00%	9/25/15	(194)
Valero Energy 5 yr CDS	630,000	1.00%	3/20/15	(19,309)
	$2,085,000			$(22,471)
Total				$346,083

The use of foreign currency exchange contracts, financial futures contracts and swap contracts involve elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust)-Optimum Fixed Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Short-term debt securities are valued at market value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2007 – March 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund expects to declare and pay dividends from net investment income, if any, quarterly. The Fund expects to declare and pay distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes.

2. Investments
At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$935,778,270
Aggregate unrealized appreciation	40,572,940
Aggregate unrealized depreciation	(19,460,566)
Net unrealized appreciation	$21,112,374

For federal income tax purposes, at March 31, 2010, capital loss carryforwards of $16,132,020 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Asset- & Mortgage-Backed Securities	$-	$321,798,615	$5,480,757	$327,279,372
Common Stock	433,303	-	3	433,306
Corporate Debt	-	274,399,866	4,224,005	278,623,871
Foreign Debt	-	75,267,481	2,169,926	77,437,407
Municipal Bonds	-	767,190	-	767,190
Securities Lending Collateral	55,895,427	1,863,052	53,640	57,812,119
Short-Term	45,417,383	50,573,263	-	95,990,646
U.S. Treasury Obligations	117,639,773	-	-	117,639,773
Other	-	906,959	1	906,960
Total	$219,385,886	$725,576,426	$11,928,332	$956,890,644

Foreign Currency Exchange Contracts	$-	$706,430	$-	$706,430
Futures Contracts	-	366,048	-	366,048
Swap Contracts	-	346,083	-	346,083

The following are the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset- and
	Mortgage-				Securities
	Backed	Common	Corporate	Foreign	Lending
	Securities	Stock	Debt	Debt	Collateral	Other	Total
Balance as of 3/31/10	$6,420,927	$3	$1,643,101	$1,556,712	$53,640	$1	$9,674,384
Purchases	584,996	-	3,070,593	1,624,313	-	-	5,279,902
Sales	(567,793)	(1)	(335,335)	(936,073)	-	-	(1,839,202)
Transfers into Level 3	32,456	-	68	-	-	-	32,524
Transfers out of Level 3	(1,794,623)	-	(127,907)	-	-	-	(1,922,530)
Net change in unrealized
appreciation/depreciation	804,794	1	(26,515)	(75,026)	-	-	703,254
Balance as of 6/30/10	$5,480,757	$3	$4,224,005	$2,169,926	$53,640	$1	$11,928,332

Net change in unrealized
appreciation/depreciation from
investments still held
as of 6/30/10	$437,912	$-	$(28,477)	$(36,635)	$-	$-	$372,800

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Financial Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts – The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended June 30, 2010, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2010, the aggregate unrealized appreciation of credit default swaps was $346,083. The Fund had posted $xxxx as collateral, net of collateral received, for certain open derivatives, which is presented as restricted cash on the schedule of investments. If a credit event has occurred as of June 30, 2010, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $44,055,000 less the value of the contracts’ related reference obligations.

As disclosed in the footnotes to the schedule of investments, at June 30, 2010, the notional value of the protection sold was $2,085,000, which reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2010, the net unrealized depreciation of the protection sold was $22,471.

Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of June 30, 2010 were as follows:

	Asset Derivatives		Liability Derivatives
	Schedule of		Schedule of
	Investments		Investments
	Location	Fair Value	Location	Fair Value
Foreign exchange contracts (Forward Currency Contracts)	Liabilities net of receivables and other assets	$742,309	Liabilities net of receivables and other assets	$(35,879)
Interest rate contracts (Futures)	Liabilities net of receivables and other assets	366,048	Liabilities net of receivables and other assets	-
Credit contracts (Swaps)	Liabilities net of receivables and other assets	481,486	Liabilities net of receivables and other assets	(135,403)
Total		$1,589,843		$(171,282)

The effect of derivative instruments on the statement of operations for the period ended June 30, 2010 was as follows:

		Realized Gain
		or Loss on	Change in Unrealized
	Location of Gain or	Derivatives	Appreciation or Depreciation on
	Loss on Derivatives	Recognized in	Derivatives Recognized in
	Recognized in Income	Income	Income
Foreign exchange contracts (Forward Currency Contracts)	Net realized gain on foreign currencies and net change in unrealized appreciation/depreciation of investments and foreign currencies	$421,537	$400,656
Interest rate contracts (Futures)	Net realized gain on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	408,941	364,909
Credit contracts (Swaps)	Net realized loss on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(137,530)	727,289
Total		$692,948	$1,492,854

4. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2010, the value of securities on loan was $57,769,579, for which the Fund received collateral, comprised of securities collateral valued at $8,960, and cash collateral of $57,812,119. At June 30, 2010, the value of invested collateral was $59,063,669. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: